GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 95.3%
COMMON STOCKS — 95.3%
Automobiles & Components — 1.0%
Adient PLC (Ireland)*	10,127	$166,285
American Axle & Manufacturing Holdings, Inc.*	63,335	481,346
Aptiv PLC (Jersey)	3,293	256,591
BorgWarner, Inc.	5	176
Fiat Chrysler Automobiles NV (Netherlands)*	5,382	55,112
Ford Motor Co.	39,316	239,041
General Motors Co.	10,225	258,692
Gentherm, Inc.*	484	18,828
Harley-Davidson, Inc.	5,404	128,453
Lear Corp.	2,127	231,886
Magna International, Inc. (Canada)	6,141	273,459
Thor Industries, Inc.	868	92,468
Visteon Corp.*	5,086	348,391

		2,550,728

Capital Goods — 9.3%
3M Co.	3,111	485,285
A.O. Smith Corp.	1,628	76,711
Acuity Brands, Inc.	1,849	177,023
AECOM*	10,443	392,448
Albany International Corp., Class A	3,000	176,130
Allegion PLC (Ireland)	2,619	267,714
Altra Industrial Motion Corp.	4,612	146,938
AMETEK, Inc.	6,848	612,006
Apogee Enterprises, Inc.	265	6,106
Applied Industrial Technologies, Inc.	810	50,536
Arcosa, Inc.	419	17,682
Atkore International Group, Inc.*	4,188	114,542
Axon Enterprise, Inc.*	2,698	264,755
AZZ, Inc.	9	309
Ballard Power Systems, Inc. (Canada)*	9,056	139,462
Barnes Group, Inc.	1,811	71,643
Bloom Energy Corp., Class A*	4,520	49,178
BMC Stock Holdings, Inc.*	2,591	65,138
BWX Technologies, Inc.	804	45,539
Colfax Corp.*	29,697	828,546
Crane Co.	3,400	202,164
CSW Industrials, Inc.	72	4,976
Cummins, Inc.(a)	10,808	1,872,594
Curtiss-Wright Corp.	1,209	107,940
Deere & Co.	2,254	354,216

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Donaldson Co., Inc.	1,124	$52,288
Dover Corp.	1,765	170,428
Eaton Corp. PLC (Ireland)	5,948	520,331
Emerson Electric Co.(a)	12,350	766,070
Enerpac Tool Group Corp.	4,346	76,490
EnPro Industries, Inc.	627	30,905
Flowserve Corp.	10,564	301,285
Fortune Brands Home & Security, Inc.	5,378	343,816
Franklin Electric Co., Inc.	972	51,049
FuelCell Energy, Inc.*	83,905	189,625
General Dynamics Corp.(a)	4,774	713,522
Gibraltar Industries, Inc.*	2,887	138,605
GMS, Inc.*	2,429	59,729
GrafTech International Ltd.	17,021	135,828
Great Lakes Dredge & Dock Corp.*	33	306
Herc Holdings, Inc.*	1,437	44,159
Hexcel Corp.	2,331	105,408
Honeywell International, Inc.(a)	13,936	2,015,006
Howmet Aerospace, Inc.(a)	60,968	966,343
Hubbell, Inc.	2,719	340,854
Illinois Tool Works, Inc.	1,238	216,464
ITT, Inc.	1,912	112,311
Johnson Controls International PLC (Ireland)	8,657	295,550
Kadant, Inc.	19	1,894
Kaman Corp.	1,885	78,416
Lincoln Electric Holdings, Inc.	639	53,829
Lockheed Martin Corp.(a)	3,696	1,348,744
Masco Corp.	17,741	890,776
MasTec, Inc.*	3,992	179,121
Mercury Systems, Inc.*	451	35,476
Middleby Corp. (The)*	1,126	88,886
MRC Global, Inc.*	16,310	96,392
Mueller Industries, Inc.	4,613	122,614
NOW, Inc.*	16,824	145,191
nVent Electric PLC (Ireland)	6,122	114,665
Otis Worldwide Corp.	6,834	388,581
Owens Corning	6,202	345,824
Pentair PLC (Ireland)	5,864	222,773
Quanta Services, Inc.	9,538	374,176
Raven Industries, Inc.	378	8,131
Raytheon Technologies Corp.(a)	13,098	807,099
Regal Beloit Corp.	145	12,661

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rexnord Corp.	1,340	$39,061
Shyft Group, Inc. (The)	1,265	21,303
Simpson Manufacturing Co., Inc.	2,974	250,887
SiteOne Landscape Supply, Inc.*	1,194	136,080
Snap-on, Inc.	821	113,717
SPX FLOW, Inc.*	861	32,236
Systemax, Inc.	24	493
Teledyne Technologies, Inc.*	356	110,698
Terex Corp.	6,600	123,882
Thermon Group Holdings, Inc.*	12	175
TPI Composites, Inc.*	1,706	39,869
Trane Technologies PLC (Ireland)	7,823	696,091
TransDigm Group, Inc.	1,800	795,690
Tutor Perini Corp.*	728	8,867
UFP Industries, Inc.	4,029	199,476
United Rentals, Inc.*	1,764	262,907
Univar Solutions, Inc.*	19,650	331,299
Valmont Industries, Inc.	1,399	158,954
Watts Water Technologies, Inc., Class A	2,354	190,674
Westinghouse Air Brake Technologies Corp.	6,967	401,090

		23,404,651

Commercial & Professional Services — 1.5%
ABM Industries, Inc.	1,730	62,799
BrightView Holdings, Inc.*	354	3,965
Cimpress PLC (Ireland)*	2,365	180,544
Clarivate PLC (Jersey)*	6,649	148,472
Clean Harbors, Inc.*	2,883	172,922
Copart, Inc.*	1,163	96,843
Deluxe Corp.	5,445	128,175
Ennis, Inc.	54	980
Healthcare Services Group, Inc.	12,413	303,622
Herman Miller, Inc.	1,889	44,599
IHS Markit Ltd. (Bermuda)	3,474	262,287
Interface, Inc.	930	7,570
ManpowerGroup, Inc.	8,393	577,019
MSA Safety, Inc.	617	70,609
Nielsen Holdings PLC (United Kingdom)	16,129	239,677
Republic Services, Inc.	3,637	298,416
Robert Half International, Inc.	324	17,117
Steelcase, Inc., Class A	17,352	209,265
Tetra Tech, Inc.	1,971	155,946

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
TransUnion	2,520	$219,341
TriNet Group, Inc.*	1,013	61,732
UniFirst Corp.	1,561	279,341
Waste Management, Inc.	2,975	315,082

		3,856,323

Consumer Durables & Apparel — 2.9%
Brunswick Corp.	1,294	82,829
Capri Holdings Ltd. (British Virgin Islands)*	3,236	50,579
Cavco Industries, Inc.*	141	27,192
DR Horton, Inc.	1,929	106,963
Garmin Ltd. (Switzerland)	2,494	243,165
Hanesbrands, Inc.	14,648	165,376
La-Z-Boy, Inc.	1,467	39,697
Leggett & Platt, Inc.	12,869	452,345
Mattel, Inc.*	4,541	43,911
Meritage Homes Corp.*	971	73,913
Mohawk Industries, Inc.*	4,683	476,542
Newell Brands, Inc.(a)	48,817	775,214
NIKE, Inc., Class B	9,088	891,078
Polaris, Inc.	195	18,047
PulteGroup, Inc.	13,303	452,701
PVH Corp.	2,265	108,833
Ralph Lauren Corp.	8,142	590,458
Skyline Champion Corp.*	2,897	70,513
Steven Madden Ltd.	13,550	334,550
Tapestry, Inc.	15,181	201,604
Tempur Sealy International, Inc.*	2,356	169,514
TopBuild Corp.(a) *	6,872	781,827
VF Corp.(a)	8,462	515,674
Whirlpool Corp.	4,468	578,740

		7,251,265

Consumer Services — 2.5%
Adtalem Global Education, Inc.*	3,764	117,249
Bloomin’ Brands, Inc.	28,539	304,226
Boyd Gaming Corp.	10,313	215,542
Denny’s Corp.*	1,478	14,928
Dine Brands Global, Inc.	10,271	432,409
Hilton Worldwide Holdings, Inc.	3,369	247,453
Hyatt Hotels Corp., Class A	12,490	628,122
Jack in the Box, Inc.	626	46,380
Laureate Education, Inc., Class A*	17,482	174,208
Marriott International, Inc., Class A	2,676	229,413
McDonald’s Corp.(a)	5,619	1,036,537

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
MGM Resorts International	35,599	$598,063
Perdoceo Education Corp.*	4,602	73,310
Scientific Games Corp.*	1,543	23,855
Service Corp. International	1,912	74,358
Six Flags Entertainment Corp.	4,079	78,358
Starbucks Corp.	411	30,245
Strategic Education, Inc.	1,662	255,366
WW International, Inc.*	3,185	80,835
Wyndham Hotels & Resorts, Inc.	3,472	147,977
Yum! Brands, Inc.(a)	18,310	1,591,322

		6,400,156

Energy — 5.2%
Antero Midstream Corp.	19,768	100,817
Apache Corp.	32,166	434,241
Cactus, Inc., Class A	5,241	108,122
Cameco Corp. (Canada)	2,469	25,307
Canadian Natural Resources Ltd. (Canada)	1	17
Cenovus Energy, Inc. (Canada)	35,476	165,673
ChampionX Corp.*	24,951	243,522
Chevron Corp.(a)	21,701	1,936,380
Concho Resources, Inc.	13,045	671,818
ConocoPhillips	24,077	1,011,716
Core Laboratories NV (Netherlands)	2,567	52,161
Crescent Point Energy Corp. (Canada)	66,129	107,790
CVR Energy, Inc.	13,534	272,169
Devon Energy Corp.	9,253	104,929
DHT Holdings, Inc. (Marshall Islands)	13,591	69,722
DMC Global, Inc.	2,144	59,174
Dorian LPG Ltd. (Marshall Islands)*	4,752	36,780
Exxon Mobil Corp.	16,915	756,439
Frank’s International NV (Netherlands)*	82	183
Halliburton Co.	38,323	497,433
Helix Energy Solutions Group, Inc.*	5,585	19,380
Helmerich & Payne, Inc.	8,963	174,868
HollyFrontier Corp.	17,412	508,430
Kinder Morgan, Inc.(a)	65,624	995,516
Kosmos Energy Ltd.	137,926	228,957
Magnolia Oil & Gas Corp., Class A*	13,365	80,992
Marathon Petroleum Corp.(a)	1,569	58,649

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
National Oilwell Varco, Inc.	36,329	$445,030
Nordic American Tankers Ltd. (Bermuda)	53,806	218,452
Patterson-UTI Energy, Inc.	16,985	58,938
Phillips 66(a)	21,704	1,560,518
Range Resources Corp.	109,390	615,866
Renewable Energy Group, Inc.*	4,398	108,982
Schlumberger Ltd. (Curacao)	29,742	546,955
TechnipFMC PLC (United Kingdom)	65,446	447,651
Vermilion Energy, Inc. (Canada)	4,576	20,409
Williams Cos., Inc. (The)	16,337	310,730

		13,054,716

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	2,556	775,005
Kroger Co. (The)	4,265	144,370
Rite Aid Corp.*	4,554	77,691
SpartanNash Co.	1,382	29,368
Sprouts Farmers Market, Inc.*	7,684	196,634
Sysco Corp.	5,818	318,012
United Natural Foods, Inc.*	4,925	89,684
Walgreens Boots Alliance, Inc.	7,662	324,792
Walmart, Inc.(a)	20,668	2,475,613
Weis Markets, Inc.	96	4,812

		4,435,981

Food, Beverage & Tobacco — 3.2%
Altria Group, Inc.(a)	19,343	759,213
Archer-Daniels-Midland Co.	2,859	114,074
Bunge Ltd. (Bermuda)	2,474	101,756
Campbell Soup Co.(a)	20,797	1,032,155
Coca-Cola Co. (The)(a)	32,085	1,433,558
Conagra Brands, Inc.	2,157	75,862
Constellation Brands, Inc., Class A(a)	3,034	530,798
General Mills, Inc.	2,428	149,686
Hershey Co. (The)(a)	5,557	720,298
Ingredion, Inc.	18	1,494
JM Smucker Co. (The)	2,169	229,502
Kraft Heinz Co. (The)	5,624	179,349
Lamb Weston Holdings, Inc.	1,584	101,265
McCormick & Co., Inc., non-voting shares	1,416	254,045
Molson Coors Beverage Co., Class B	4,378	150,428
Mondelez International, Inc., Class A	9,131	466,868
PepsiCo, Inc.	8,874	1,173,675

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.	5,018	$351,561
SunOpta, Inc. (Canada)*	36	169
Tootsie Roll Industries, Inc.	367	12,577
TreeHouse Foods, Inc.*	5,681	248,828
Tyson Foods, Inc., Class A	1,010	60,307
Vector Group Ltd.	1,164	11,710

		8,159,178

Health Care Equipment & Services — 7.9%
Abbott Laboratories	5,711	522,157
Allscripts Healthcare Solutions, Inc.*	3,440	23,289
Anthem, Inc.(a)	6,296	1,655,722
Baxter International, Inc.	3,276	282,064
Cardinal Health, Inc.	11,777	614,642
Cerner Corp.	4,730	324,242
Cigna Corp.	3,902	732,210
CONMED Corp.	3,627	261,108
CryoLife, Inc.*	169	3,240
CVS Health Corp.(a)	13,744	892,948
DaVita, Inc.(a) *	15,461	1,223,584
DENTSPLY SIRONA, Inc.	12,447	548,415
Edwards Lifesciences Corp.*	1,194	82,517
Globus Medical, Inc., Class A*	1,161	55,391
HCA Healthcare, Inc.	1,378	133,749
Henry Schein, Inc.*	514	30,012
Heska Corp.*	12	1,118
Hill-Rom Holdings, Inc.	1,005	110,329
Hologic, Inc.*	11,079	631,503
Humana, Inc.	1,926	746,806
Integer Holdings Corp.*	9,967	728,089
Integra LifeSciences Holdings Corp.*	75	3,524
Laboratory Corp. of America Holdings*	1,620	269,098
Lantheus Holdings, Inc.*	4,233	60,532
Livongo Health, Inc.*	5,436	408,733
Magellan Health, Inc.*	881	64,295
McKesson Corp.	2,716	416,689
MEDNAX, Inc.*	4,196	71,752
Medtronic PLC (Ireland)	32,676	2,996,389
Molina Healthcare, Inc.*	558	99,313
Natus Medical, Inc.*	12,335	269,150
Nevro Corp.*	988	118,036
NextGen Healthcare, Inc.*	203	2,229
Patterson Cos., Inc.	12,061	265,342
ResMed, Inc.	283	54,336

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Select Medical Holdings Corp.*	9,271	$136,562
STERIS PLC (Ireland)	3,707	568,802
Stryker Corp.	4,747	855,362
Teladoc Health, Inc.*	1,002	191,222
Tenet Healthcare Corp.*	10,111	183,110
Tivity Health, Inc.*	9,565	108,371
UnitedHealth Group, Inc.(a)	3,486	1,028,196
Universal Health Services, Inc., Class B(a)	12,559	1,166,606
Vapotherm, Inc.*	647	26,521
West Pharmaceutical Services, Inc.	1,234	280,328
Zimmer Biomet Holdings, Inc.	4,231	505,012

		19,752,645

Household & Personal Products — 1.4%
Colgate-Palmolive Co.	8,883	650,769
Edgewell Personal Care Co.*	8,282	258,067
elf Beauty, Inc.*	4,628	88,256
Estee Lauder Cos., Inc. (The), Class A	2,297	433,398
Kimberly-Clark Corp.	6,940	980,969
Procter & Gamble Co. (The)(a)	8,412	1,005,823

		3,417,282

Materials — 5.3%
Agnico Eagle Mines Ltd. (Canada)	3,282	210,245
Allegheny Technologies, Inc.*	32,060	326,691
Amcor PLC (Jersey)	9,433	96,311
Ashland Global Holdings, Inc.	437	30,197
Avery Dennison Corp.	1,185	135,197
Axalta Coating Systems Ltd. (Bermuda)*	6,129	138,209
Ball Corp.	1,243	86,376
Boise Cascade Co.	1,383	52,015
Cabot Corp.	744	27,565
Carpenter Technology Corp.	2,226	54,047
Celanese Corp.	6,104	527,019
CF Industries Holdings, Inc.	31,198	877,912
Chemours Co. (The)	10,983	168,589
Commercial Metals Co.	28,421	579,788
Compass Minerals International, Inc.	1,670	81,412
Corteva, Inc.(a)	8,545	228,921
Crown Holdings, Inc.*	2,374	154,619
Domtar Corp.	142	2,998
Dow, Inc.	6,541	266,611

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
DuPont de Nemours, Inc.	12,450	$661,468
Eastman Chemical Co.	780	54,319
Ecolab, Inc.	1,246	247,892
Ferro Corp.*	4,555	54,387
First Majestic Silver Corp. (Canada)*	9,568	95,202
FMC Corp.	6,669	664,366
Franco-Nevada Corp. (Canada)	1,360	189,910
Freeport-McMoRan, Inc.	17,790	205,830
Huntsman Corp.	2,041	36,677
Ingevity Corp.*	5,527	290,554
Innospec, Inc.	3,694	285,362
International Flavors & Fragrances, Inc.	1,860	227,776
International Paper Co.	118	4,155
Kaiser Aluminum Corp.	2,311	170,136
Kraton Corp.*	3,849	66,511
Linde PLC (Ireland)	3,593	762,111
LyondellBasell Industries NV, Class A (Netherlands)	6,399	420,542
Martin Marietta Materials, Inc.	2,116	437,102
Minerals Technologies, Inc.	324	15,205
Neenah, Inc.	138	6,825
NewMarket Corp.	730	292,350
Newmont Corp.	2,873	177,379
Nucor Corp.	2,228	92,261
Nutrien Ltd. (Canada)	2,689	86,317
Packaging Corp. of America	3,610	360,278
Pan American Silver Corp. (Canada)	2,562	77,859
PolyOne Corp.	19,629	514,869
PPG Industries, Inc.	6,675	707,950
Pretium Resources, Inc. (Canada)*	1,846	15,506
Reliance Steel & Aluminum Co.	5,681	539,297
Sealed Air Corp.	3,850	126,472
Sensient Technologies Corp.	2,112	110,162
Sonoco Products Co.	2,560	133,862
Southern Copper Corp.	1,719	68,365
SSR Mining, Inc. (Canada)*	15,824	337,526
Steel Dynamics, Inc.	822	21,446
Stepan Co.	371	36,024
Summit Materials, Inc., Class A*	24,599	395,552
Tredegar Corp.	487	7,500
Trinseo SA (Luxembourg)	588	13,030
Valvoline, Inc.	3,704	71,598
Westrock Co.	2,442	69,011

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Worthington Industries, Inc.	1,528	$56,994
Yamana Gold, Inc. (Canada)	27,999	152,875

		13,405,535

Media & Entertainment — 7.1%
Activision Blizzard, Inc.(a)	1	76
Alphabet, Inc., Class A(a) *	2,599	3,685,512
Charter Communications, Inc., Class A(a)*	3,549	1,810,132
Cinemark Holdings, Inc.	10,543	121,772
Comcast Corp., Class A	17,812	694,312
Discovery, Inc., Class A*	8,060	170,066
DISH Network Corp., Class A*	13,474	464,988
Electronic Arts, Inc.*	2,166	286,020
EverQuote, Inc., Class A*	1,838	106,898
Facebook, Inc., Class A(a) *	15,233	3,458,957
Fox Corp., Class A	19,321	518,189
Interpublic Group of Cos., Inc. (The)	18,877	323,929
Lions Gate Entertainment Corp., Class B (Canada)*	2,088	14,261
Live Nation Entertainment, Inc.*	1,887	83,651
Meet Group, Inc. (The)*	7,553	47,131
MSG Networks, Inc., Class A*	4,380	43,581
Netflix, Inc.*	1,201	546,503
News Corp., Class A	33,722	399,943
Omnicom Group, Inc.	11,960	653,016
QuinStreet, Inc.*	141	1,475
Sirius XM Holdings, Inc.	4,972	29,186
Snap, Inc., Class A*	29,345	689,314
Take-Two Interactive Software, Inc.*	4,383	611,735
Twitter, Inc.*	30,595	911,425
Walt Disney Co. (The)(a)	14,115	1,573,964
Yelp, Inc.*	4,228	97,794
Zillow Group, Inc., Class C*	7,221	416,002

		17,759,832

Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
AbbVie, Inc.(a)	19,477	1,912,252
Agilent Technologies, Inc.	1,083	95,705
Alexion Pharmaceuticals, Inc.*	5,439	610,473
Anika Therapeutics, Inc.*	675	25,468
Arrowhead Pharmaceuticals, Inc.*	10,596	457,641
Assembly Biosciences, Inc.*	322	7,509
Avantor, Inc.*	25,038	425,646

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
BioDelivery Sciences International, Inc.*	4,604	$20,073
Biogen, Inc.*	1,143	305,810
Bio-Rad Laboratories, Inc., Class A*	1,549	699,358
BioSpecifics Technologies Corp.*	3	184
Bristol-Myers Squibb Co.(a)	53,135	3,124,338
Bruker Corp.	672	27,337
Catalyst Pharmaceuticals, Inc.*	246	1,137
CEL-SCI Corp.*	674	10,056
Charles River Laboratories International, Inc.*	49	8,543
Coherus Biosciences, Inc.*	6,751	120,573
Gilead Sciences, Inc.	3,048	234,513
Illumina, Inc.*	289	107,031
ImmunoGen, Inc.*	31,266	143,824
Innoviva, Inc.*	1,539	21,515
Inovio Pharmaceuticals, Inc.*	6,178	166,497
IQVIA Holdings, Inc.*	5,883	834,680
Ironwood Pharmaceuticals, Inc.*	3,039	31,362
Jazz Pharmaceuticals PLC (Ireland)*	2,056	226,859
Johnson & Johnson(a)	15,350	2,158,670
MacroGenics, Inc.*	239	6,673
Medpace Holdings, Inc.*	3,003	279,339
Merck & Co., Inc.(a)	26,089	2,017,462
Mylan NV (Netherlands)*	28,021	450,578
NantKwest, Inc.*	3,770	46,296
Natera, Inc.*	14,157	705,868
Neurocrine Biosciences, Inc.*	420	51,240
Novavax, Inc.*	13,052	1,087,884
Passage Bio, Inc.*	57	1,558
PerkinElmer, Inc.	5,298	519,681
Pfizer, Inc.(a)	80,101	2,619,303
Prestige Consumer Healthcare, Inc.*	805	30,236
Protagonist Therapeutics, Inc.*	256	4,521
Retrophin, Inc.*	130	2,653
Sorrento Therapeutics, Inc.*	3,580	22,482
TG Therapeutics, Inc.*	8,856	172,515
United Therapeutics Corp.*	4,894	592,174
Vanda Pharmaceuticals, Inc.*	8,987	102,811
Vaxart, Inc.*	638	5,646
VBI Vaccines, Inc. (Canada)*	14,073	43,626
Waters Corp.*	1,673	301,809

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Y-mAbs Therapeutics, Inc.*	292	$12,614

		20,854,023

Retailing — 7.7%
1-800-Flowers.com, Inc., Class A*	43	861
Aaron’s, Inc.	5,014	227,636
Amazon.com, Inc.(a) *	1,357	3,743,719
Asbury Automotive Group, Inc.*	1,503	116,227
AutoNation, Inc.*	4,429	166,442
AutoZone, Inc.*	802	904,752
Best Buy Co., Inc.(a)	7,926	691,702
Big Lots, Inc.	4,616	193,872
Booking Holdings, Inc.(a) *	979	1,558,901
Buckle, Inc. (The)	2,672	41,897
Camping World Holdings, Inc., Class A	6,182	167,903
CarMax, Inc.*	2,427	217,338
Dillard’s, Inc., Class A	1,026	26,461
Dollar General Corp.(a)	6,175	1,176,399
Dollar Tree, Inc.*	5,170	479,156
eBay, Inc.(a)	27,488	1,441,746
Gap, Inc. (The)	7,726	97,502
Genuine Parts Co.	1,773	154,180
Guess?, Inc.	20,963	202,712
Home Depot, Inc. (The)(a)	4,021	1,007,301
Kohl’s Corp.	8,783	182,423
L Brands, Inc.	10,600	158,682
LKQ Corp.*	8,607	225,503
Lowe’s Cos., Inc.(a)	11,292	1,525,775
Murphy USA, Inc.*	1,498	168,660
National Vision Holdings, Inc.*	3,236	98,763
Office Depot, Inc.	52,591	123,589
Penske Automotive Group, Inc.	1,113	43,084
PetMed Express, Inc.	1,652	58,877
RH*	1,619	402,969
Ross Stores, Inc.	3,389	288,878
Shutterstock, Inc.	66	2,308
Signet Jewelers Ltd. (Bermuda)	36,237	372,154
Sleep Number Corp.*	5,385	224,231
Sonic Automotive, Inc., Class A	8,640	275,702
Sportsman’s Warehouse Holdings, Inc.*	2,049	29,198
Stamps.com, Inc.*	4,259	782,336

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Target Corp.(a)	8,084	$969,514
Tractor Supply Co.	301	39,669
Ulta Beauty, Inc.*	1,285	261,395
Williams-Sonoma, Inc.	3,308	271,289
Zumiez, Inc.*	5,913	161,898

		19,283,604

Semiconductors & Semiconductor Equipment — 5.4%
Amkor Technology, Inc.*	15,726	193,587
Applied Materials, Inc.	17,398	1,051,709
Axcelis Technologies, Inc.*	3,147	87,644
Brooks Automation, Inc.	1,031	45,611
Cirrus Logic, Inc.*	7,172	443,086
Diodes, Inc.*	1,402	71,081
Enphase Energy, Inc.*	19,767	940,316
Impinj, Inc.*	1,162	31,920
Intel Corp.(a)	47,420	2,837,139
KLA Corp.	2,234	434,468
Lam Research Corp.	2	647
Lattice Semiconductor Corp.*	8,749	248,384
MACOM Technology Solutions Holdings, Inc.*	4,032	138,499
Maxim Integrated Products, Inc.	9,928	601,736
Monolithic Power Systems, Inc.	1,067	252,879
NeoPhotonics Corp.*	1,166	10,354
NVIDIA Corp.	2,963	1,125,673
Photronics, Inc.*	3,814	42,450
Power Integrations, Inc.	895	105,726
Qorvo, Inc.(a) *	12,180	1,346,255
Silicon Laboratories, Inc.*	1,638	164,242
Skyworks Solutions, Inc.	8,495	1,086,171
SMART Global Holdings, Inc. (Cayman Islands)*	7,099	192,951
Synaptics, Inc.*	12,731	765,388
Texas Instruments, Inc.	4,449	564,890
Ultra Clean Holdings, Inc.*	9,910	224,263
Xilinx, Inc.	6,295	619,365

		13,626,434

Software & Services — 13.2%
A10 Networks, Inc.*	693	4,719
Accenture PLC, Class A (Ireland)	857	184,015
Adobe, Inc.*	1,570	683,437
Alarm.com Holdings, Inc.*	1,335	86,521
Alliance Data Systems Corp.	2,186	98,632

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
American Software, Inc., Class A	121	$1,907
Appfolio, Inc., Class A*	866	140,907
Automatic Data Processing, Inc.(a)	16,232	2,416,782
Black Knight, Inc.*	1,746	126,690
Blackbaud, Inc.	6,049	345,277
Blackline, Inc.*	360	29,848
Broadridge Financial Solutions, Inc.	3,063	386,520
CACI International, Inc., Class A*	937	203,217
Cadence Design Systems, Inc.*	6,460	619,902
Cardtronics PLC, Class A (United Kingdom)*	4,830	115,823
CDK Global, Inc.	1,145	47,426
Citrix Systems, Inc.	6,425	950,322
Cornerstone OnDemand, Inc.*	4,469	172,325
Crowdstrike Holdings, Inc., Class A*	811	81,335
Domo, Inc., Class B*	2,607	83,867
Euronet Worldwide, Inc.*	485	46,473
Fiserv, Inc.*	4,647	453,640
FleetCor Technologies, Inc.*	3,426	861,742
Fortinet, Inc.*	6,102	837,622
Gartner, Inc.*	4,586	556,419
Global Payments, Inc.	1,528	259,179
GoDaddy, Inc., Class A*	3,374	247,415
International Business Machines Corp.	10,645	1,285,597
Intuit, Inc.	1,931	571,943
J2 Global, Inc.*	2	126
Jack Henry & Associates, Inc.	1,721	316,716
KBR, Inc.	2,897	65,327
Leidos Holdings, Inc.(a)	4,780	447,743
LiveRamp Holdings, Inc.*	3,519	149,452
Mastercard, Inc., Class A	2,109	623,631
Microsoft Corp.(a)	19,486	3,965,596
MicroStrategy, Inc., Class A*	750	88,718
MobileIron, Inc.*	141	695
Model N, Inc.*	1,862	64,723
NIC, Inc.	456	10,470
NortonLifeLock, Inc.(a)	52,515	1,041,372
Nuance Communications, Inc.*	899	22,749
Oracle Corp.(a)	62,551	3,457,194
PagerDuty, Inc.*	2,224	63,651
Paychex, Inc.	13,464	1,019,898
Paylocity Holding Corp.*	997	145,452
PayPal Holdings, Inc.*	4,972	866,272

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Perspecta, Inc.	4,751	$110,366
Progress Software Corp.	918	35,572
PTC, Inc.*	5,800	451,182
QAD, Inc., Class A	31	1,280
Qualys, Inc.*	695	72,294
Sailpoint Technologies Holdings, Inc.*	9,115	241,274
Science Applications International Corp.	7,377	573,045
ServiceNow, Inc.(a) *	4,767	1,930,921
SPS Commerce, Inc.*	6,232	468,148
Square, Inc., Class A*	5,028	527,638
SS&C Technologies Holdings, Inc.	11,736	662,849
SVMK, Inc.*	6,598	155,317
Synopsys, Inc.*	3,428	668,460
Teradata Corp.*	4,173	86,798
Tyler Technologies, Inc.*	377	130,774
VeriSign, Inc.*	1,389	287,287
Veritone, Inc.*	1,468	21,814
Virtusa Corp.*	1,445	46,919
Visa, Inc., Class A(a)	6,869	1,326,885
VMware, Inc., Class A*	410	63,493
Western Union Co. (The)	32,074	693,440
WEX, Inc.*	846	139,598
Workday, Inc., Class A*	1,698	318,137
Workiva, Inc.*	345	18,454
Xperi Holding Corp.	2,530	37,343

		33,318,575

Technology Hardware & Equipment — 5.3%
Acacia Communications, Inc.(a) *	13,169	884,825
Amphenol Corp., Class A	1,024	98,109
Apple, Inc.(a)	6,623	2,416,070
Arista Networks, Inc.*	1,616	339,408
Arrow Electronics, Inc.*	9,709	666,911
Avnet, Inc.	7,355	205,094
Badger Meter, Inc.	1,007	63,360
Belden, Inc.	3,474	113,079
Calix, Inc.*	75	1,118
Cisco Systems, Inc.(a)	29,386	1,370,563
Cognex Corp.	941	56,197
Corning, Inc.	16,817	435,560
Dell Technologies, Inc., Class C*	1,248	68,565
Diebold Nixdorf, Inc.*	55,374	335,566
EchoStar Corp., Class A*	13,350	373,266

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FARO Technologies, Inc.*	183	$9,809
FLIR Systems, Inc.	10,477	425,052
Hewlett Packard Enterprise Co.	18,967	184,549
HP, Inc.	59,790	1,042,140
InterDigital, Inc.	1,307	74,015
Juniper Networks, Inc.	1,574	35,982
Knowles Corp.*	149	2,274
Lumentum Holdings, Inc.*	9,719	791,418
Methode Electronics, Inc.	16	500
NCR Corp.*	12,243	212,049
NetApp, Inc.	4,462	197,979
OSI Systems, Inc.*	2,681	200,110
Sanmina Corp.*	5,942	148,788
Seagate Technology PLC (Ireland)	8,894	430,559
Super Micro Computer, Inc.*	4	114
SYNNEX Corp.	1,910	228,761
TE Connectivity Ltd. (Switzerland)	5,017	409,136
Tech Data Corp.*	51	7,395
TTM Technologies, Inc.*	4,153	49,255
Ubiquiti, Inc.	944	164,785
Vishay Intertechnology, Inc.	2,184	33,350
Xerox Holdings Corp.(a)	62,465	955,090
Zebra Technologies Corp., Class A*	1,112	284,616

		13,315,417

Telecommunication Services — 1.6%
AT&T, Inc.(a)	78,497	2,372,964
CenturyLink, Inc.	660	6,620
Iridium Communications, Inc.*	5,659	143,965
T-Mobile US, Inc.*	6,769	704,991
Verizon Communications, Inc.(a)	16,110	888,144

		4,116,684

Transportation — 2.4%
ArcBest Corp.	2,252	59,701
CH Robinson Worldwide, Inc.	3,067	242,477
CSX Corp.	6,423	447,940
Echo Global Logistics, Inc.*	124	2,681
Expeditors International of Washington, Inc.	3,873	294,503
Hub Group, Inc., Class A*	2,974	142,336
Kansas City Southern(a)	7,974	1,190,438
Kirby Corp.*	1,857	99,461
Norfolk Southern Corp.	7,045	1,236,891
Old Dominion Freight Line, Inc.	1,320	223,859
Schneider National, Inc., Class B	15,981	394,251

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.(a)	30,434	$1,040,234
Werner Enterprises, Inc.	2,739	119,229
XPO Logistics, Inc.*	5,565	429,896

		5,923,897

Utilities — 2.3%
American Water Works Co., Inc.	365	46,961
Atmos Energy Corp.	7	697
Dominion Energy, Inc.(a)	19,667	1,596,567
Duke Energy Corp.	3,115	248,857
Entergy Corp.	46	4,315
Evergy, Inc.	10,310	611,280
Exelon Corp.	16,419	595,846
FirstEnergy Corp.	13,857	537,374
MDU Resources Group, Inc.	8,242	182,808
NiSource, Inc.	183	4,161
Northwest Natural Holding Co.	1,166	65,051
NRG Energy, Inc.	22,845	743,833
OGE Energy Corp.	4,573	138,836
Pinnacle West Capital Corp.	14	1,026
PPL Corp.	16,162	417,626
Public Service Enterprise Group, Inc.	3,096	152,199
Southern Co. (The)	10,659	552,669

		5,900,106

TOTAL COMMON STOCKS (Cost $217,607,603)		239,787,032

TOTAL LONG POSITIONS - 95.3%		239,787,032

(Cost $217,607,603)

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		11,757,555

NET ASSETS - 100.0%		$251,544,587

(a)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC   Public Limited Company

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of June 30, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on August 27, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.7% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2020:

Total Return Swaps

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Long
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	14,572	$302,207	$239,272	$(61,850)
American Axle & Manufacturing Holdings, Inc.	Morgan Stanley	66,767	637,525	507,429	(127,820)
Aptiv PLC (Jersey)	Morgan Stanley	1,827	126,228	142,360	16,592
BorgWarner, Inc.	Morgan Stanley	20,158	627,715	711,577	101,902
Fiat Chrysler Automobiles NV (Netherlands)	Morgan Stanley	3,797	30,097	38,881	8,500
Ford Motor Co.	Morgan Stanley	28,994	183,117	176,284	(6,171)
General Motors Co.	Morgan Stanley	6,887	188,896	174,241	(13,972)
Gentherm, Inc.	Morgan Stanley	4,249	152,025	165,286	13,813
Harley-Davidson, Inc.	Morgan Stanley	4,328	89,697	102,877	13,566
Lear Corp.	Morgan Stanley	1,734	190,402	189,041	(674)
Magna International, Inc. (Canada)	Morgan Stanley	2,487	76,523	110,746	35,301
Thor Industries, Inc.	Morgan Stanley	707	75,839	75,317	(766)
Visteon Corp.	Morgan Stanley	4,121	334,298	282,289	(50,810)

		160,628	3,014,569	2,915,600	(72,389)

Capital Goods
3M Co.	Morgan Stanley	3,077	441,481	479,981	47,539
A.O. Smith Corp.	Morgan Stanley	250	11,123	11,780	708
Acuity Brands, Inc.	Morgan Stanley	1,286	103,914	123,122	19,663
AECOM	Morgan Stanley	5,980	206,477	224,728	18,996
Albany International Corp., Class A	Morgan Stanley	906	56,657	53,191	(3,216)
Allegion PLC (Ireland)	Morgan Stanley	4,409	464,592	450,688	(9,363)
Altra Industrial Motion Corp.	Morgan Stanley	2,887	59,614	91,980	32,862
AMETEK, Inc.	Morgan Stanley	2,888	238,685	258,101	21,243
Apogee Enterprises, Inc.	Morgan Stanley	45	947	1,037	105
Applied Industrial Technologies, Inc.	Morgan Stanley	645	33,415	40,242	7,097
Arcosa, Inc.	Morgan Stanley	796	26,733	33,591	7,971
Atkore International Group, Inc.	Morgan Stanley	4,890	165,194	133,742	(31,376)
Axon Enterprise, Inc.	Morgan Stanley	1,412	113,339	138,560	25,222
Ballard Power Systems, Inc. (Canada)	Morgan Stanley	12,147	115,147	187,064	72,338
Barnes Group, Inc.	Morgan Stanley	1,655	61,930	65,472	4,002
Bloom Energy Corp., Class A	Morgan Stanley	10,779	66,441	117,276	51,083
BWX Technologies, Inc.	Morgan Stanley	219	12,265	12,404	195
Colfax Corp.	Morgan Stanley	28,676	735,117	800,060	67,566
Crane Co.	Morgan Stanley	1,068	54,373	63,503	8,950
CSW Industrials, Inc.	Morgan Stanley	29	1,963	2,004	60

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Cummins, Inc.	Morgan Stanley	2	$338	$347	$22
Curtiss-Wright Corp.	Morgan Stanley	944	103,125	84,280	(18,224)
Deere & Co.	Morgan Stanley	1,785	243,747	280,513	39,000
Donaldson Co., Inc.	Morgan Stanley	780	34,994	36,286	1,427
Dover Corp.	Morgan Stanley	13,101	1,302,280	1,265,032	(14,628)
Eaton Corp. PLC (Ireland)	Morgan Stanley	3,845	301,405	336,361	36,923
Emerson Electric Co.	Morgan Stanley	4,236	213,490	262,759	52,019
Enerpac Tool Group Corp.	Morgan Stanley	3,714	72,689	65,366	(7,804)
EnPro Industries, Inc.	Morgan Stanley	507	23,327	24,990	1,818
Flowserve Corp.	Morgan Stanley	9,163	254,263	261,329	10,740
Fortune Brands Home & Security, Inc.	Morgan Stanley	4,798	192,040	306,736	120,857
Franklin Electric Co., Inc.	Morgan Stanley	737	36,461	38,707	2,409
Fuelcell Energy, Inc.	Morgan Stanley	66,911	103,437	151,219	51,671
General Dynamics Corp.	Morgan Stanley	4,293	668,733	641,632	(19,448)
Gibraltar Industries, Inc.	Morgan Stanley	2,320	113,133	111,383	(1,511)
GMS, Inc.	Morgan Stanley	2,407	65,897	59,188	(6,464)
Great Lakes Dredge & Dock Corp.	Morgan Stanley	33	297	306	21
Herc Holdings, Inc.	Morgan Stanley	3,906	147,920	120,031	(28,017)
Hexcel Corp.	Morgan Stanley	986	27,626	44,587	33,272
Honeywell International, Inc.	Morgan Stanley	4,975	607,962	719,335	117,384
Howmet Aerospace, Inc.	Morgan Stanley	29,060	350,073	460,601	111,783
Hubbell, Inc.	Morgan Stanley	450	53,601	56,412	3,128
Illinois Tool Works, Inc.	Morgan Stanley	994	166,548	173,801	8,860
ITT, Inc.	Morgan Stanley	1,465	63,761	86,054	24,774
Johnson Controls International PLC (Ireland)	Morgan Stanley	6,661	185,706	227,407	44,099
Kadant, Inc.	Morgan Stanley	15	1,465	1,495	47
Kaman Corp.	Morgan Stanley	1,508	79,099	62,733	(16,576)
Lincoln Electric Holdings, Inc.	Morgan Stanley	515	39,810	43,384	3,979
Lockheed Martin Corp.	Morgan Stanley	1,508	565,229	550,299	(11,113)
Manitowoc Co., Inc. (The)	Morgan Stanley	20,840	247,579	226,739	(20,098)
Masco Corp.	Morgan Stanley	14,415	630,957	723,777	97,498
MasTec, Inc.	Morgan Stanley	3,243	116,965	145,513	29,028
Mercury Systems, Inc.	Morgan Stanley	367	28,009	28,868	970
Middleby Corp. (The)	Morgan Stanley	743	35,809	58,652	31,320
MRC Global, Inc.	Morgan Stanley	30,534	352,420	180,456	(170,700)
Mueller Industries, Inc.	Morgan Stanley	4,144	120,122	110,148	(8,743)
Navistar International Corp.	Morgan Stanley	4,950	107,068	139,590	32,914
NOW, Inc.	Morgan Stanley	15,285	133,627	131,910	(1,231)
nVent Electric PLC (Ireland)	Morgan Stanley	4,147	65,222	77,673	13,429
Otis Worldwide Corp.	Morgan Stanley	5,431	273,716	308,807	36,794
Owens Corning	Morgan Stanley	4,952	197,499	276,124	80,106
Pentair PLC (Ireland)	Morgan Stanley	4,646	178,215	176,502	(246)
Quanta Services, Inc.	Morgan Stanley	7,816	238,917	306,622	69,587
Raven Industries, Inc.	Morgan Stanley	306	6,567	6,582	50
Raytheon Technologies Corp.	Morgan Stanley	10,338	530,100	637,028	113,485
Regal Beloit Corp.	Morgan Stanley	6,990	480,558	610,367	139,830

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Rexnord Corp.	Morgan Stanley	18,515	$463,932	$539,712	$80,345
Shyft Group, Inc. (The)	Morgan Stanley	1,038	16,860	17,480	692
Simpson Manufacturing Co., Inc.	Morgan Stanley	2,423	167,273	204,404	38,632
SiteOne Landscape Supply, Inc.	Morgan Stanley	842	53,439	95,963	42,725
Snap-on, Inc.	Morgan Stanley	5,199	781,286	720,113	(43,466)
SPX FLOW, Inc.	Morgan Stanley	10,465	329,397	391,810	63,595
Systemax, Inc.	Morgan Stanley	3,923	86,648	80,578	(256)
Teledyne Technologies, Inc.	Morgan Stanley	290	91,762	90,176	(1,249)
Terex Corp.	Morgan Stanley	5,299	80,845	99,462	17,954
Thermon Group Holdings, Inc.	Morgan Stanley	6	87	87	13
Timken Co. (The)	Morgan Stanley	1,367	52,042	62,185	11,488
TPI Composites, Inc.	Morgan Stanley	1,387	18,794	32,414	13,802
Trane Technologies PLC (Ireland)	Morgan Stanley	3,466	279,589	308,405	31,395
TransDigm Group, Inc.	Morgan Stanley	1,290	419,572	570,245	152,175
Tutor Perini Corp.	Morgan Stanley	594	6,968	7,235	303
UFP Industries, Inc.	Morgan Stanley	3,265	142,818	161,650	19,546
United Rentals, Inc.	Morgan Stanley	8,789	925,561	1,309,912	387,650
Univar Solutions, Inc.	Morgan Stanley	15,935	239,451	268,664	30,076
Valmont Industries, Inc.	Morgan Stanley	1,144	129,589	129,981	1,362
Watts Water Technologies, Inc., Class A	Morgan Stanley	1,129	90,612	91,449	1,509
Westinghouse Air Brake Technologies Corp.	Morgan Stanley	5,677	314,043	326,825	14,204

		486,853	17,421,781	19,415,207	2,188,581

Commercial & Professional Services
ABM Industries, Inc.	Morgan Stanley	190	6,917	6,897	16
BrightView Holdings, Inc.	Morgan Stanley	176	2,021	1,971	(30)
Cimpress PLC (Ireland)	Morgan Stanley	2,984	204,131	227,799	24,404
Clarivate PLC (Jersey)	Morgan Stanley	4,627	106,828	103,321	(3,299)
Clean Harbors, Inc.	Morgan Stanley	2,132	134,298	127,877	(6,752)
Copart, Inc.	Morgan Stanley	702	60,070	58,456	(1,396)
Ennis, Inc.	Morgan Stanley	45	773	816	58
Healthcare Services Group, Inc.	Morgan Stanley	9,838	236,394	240,637	6,492
Herman Miller, Inc.	Morgan Stanley	1,464	28,988	34,565	6,025
IHS Markit Ltd. (Bermuda)	Morgan Stanley	2,480	158,041	187,240	37,744
Interface, Inc.	Morgan Stanley	768	6,253	6,252	33
ManpowerGroup, Inc.	Morgan Stanley	4,781	360,418	328,694	(22,285)
MSA Safety, Inc.	Morgan Stanley	504	56,826	57,678	975
Nielsen Holdings PLC (United Kingdom)	Morgan Stanley	13,676	229,871	203,225	(24,256)
Republic Services, Inc.	Morgan Stanley	2,888	218,694	236,960	20,705
Robert Half International, Inc.	Morgan Stanley	5,722	294,627	302,293	14,215
Steelcase, Inc., Class A	Morgan Stanley	14,424	238,713	173,953	(62,565)
Tetra Tech, Inc.	Morgan Stanley	133	9,589	10,523	998
TransUnion	Morgan Stanley	1,974	145,669	171,817	26,739
TriNet Group, Inc.	Morgan Stanley	824	38,876	50,215	11,828
UniFirst Corp.	Morgan Stanley	132	20,991	23,621	2,767

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
Waste Management, Inc.	Morgan Stanley	2,411	$219,674	$255,349	$37,777

		72,875	2,778,662	2,810,159	70,193

Consumer Durables & Apparel
Brunswick Corp.	Morgan Stanley	2,924	88,412	187,165	99,815
Capri Holdings Ltd. (British Virgin Islands)	Morgan Stanley	5,708	50,465	89,216	38,942
Cavco Industries, Inc.	Morgan Stanley	159	20,463	30,663	10,285
DR Horton, Inc.	Morgan Stanley	4,707	157,380	261,003	104,885
Garmin Ltd. (Switzerland)	Morgan Stanley	1,952	137,653	190,320	56,304
Hanesbrands, Inc.	Morgan Stanley	12,926	151,189	145,935	(2,524)
La-Z-Boy, Inc.	Morgan Stanley	1,186	23,712	32,093	8,477
Leggett & Platt, Inc.	Morgan Stanley	9,130	444,105	320,920	(118,487)
Mattel, Inc.	Morgan Stanley	30,782	280,325	297,662	18,511
Meritage Homes Corp.	Morgan Stanley	795	57,798	60,515	2,934
Mohawk Industries, Inc.	Morgan Stanley	3,745	345,889	381,091	34,181
NIKE, Inc., Class B	Morgan Stanley	8,559	707,434	839,210	137,182
Polaris, Inc.	Morgan Stanley	171	7,008	15,826	8,961
PulteGroup, Inc.	Morgan Stanley	10,647	409,259	362,317	(43,377)
PVH Corp.	Morgan Stanley	11,740	760,328	564,107	(192,709)
Ralph Lauren Corp.	Morgan Stanley	6,617	457,294	479,865	25,030
Skyline Champion Corp.	Morgan Stanley	691	10,144	16,819	6,723
Steven Madden Ltd.	Morgan Stanley	11,000	299,794	271,590	(31,429)
Tapestry, Inc.	Morgan Stanley	12,459	167,696	165,456	(1,633)
Tempur Sealy International, Inc.	Morgan Stanley	1,914	62,337	137,712	75,609
TopBuild Corp.	Morgan Stanley	31	2,278	3,527	1,269
VF Corp.	Morgan Stanley	2,695	136,305	164,233	29,718
Whirlpool Corp.	Morgan Stanley	104	8,808	13,471	4,823

		140,642	4,786,076	5,030,716	273,490

Consumer Services
Adtalem Global Education, Inc.	Morgan Stanley	2,074	68,760	64,605	(3,899)
Bloomin’ Brands, Inc.	Morgan Stanley	34,859	422,899	371,597	(46,064)
Boyd Gaming Corp.	Morgan Stanley	11,228	156,256	234,665	79,026
Denny’s Corp.	Morgan Stanley	339	3,346	3,424	102
Dine Brands Global, Inc.	Morgan Stanley	6,501	247,635	273,692	26,949
Hilton Worldwide Holdings, Inc.	Morgan Stanley	2,523	184,928	185,314	1,055
Hyatt Hotels Corp., Class A	Morgan Stanley	10,031	493,575	504,459	12,648
Jack in the Box, Inc.	Morgan Stanley	507	11,912	37,564	25,706
Laureate Education, Inc., Class A	Morgan Stanley	14,617	185,968	145,658	(40,017)
Marriott International, Inc., Class A	Morgan Stanley	2,081	149,478	178,404	29,470
McDonald’s Corp.	Morgan Stanley	4,355	709,914	803,367	100,863
MGM Resorts International	Morgan Stanley	28,880	435,685	485,184	48,562
Perdoceo Education Corp.	Morgan Stanley	7,733	117,294	123,187	6,317
Scientific Games Corp.	Morgan Stanley	10,177	170,784	157,336	(12,829)
Service Corp. International	Morgan Stanley	342	12,426	13,300	996
Six Flags Entertainment Corp.	Morgan Stanley	3,323	65,944	63,835	(1,863)
Starbucks Corp.	Morgan Stanley	335	24,387	24,653	364

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Strategic Education, Inc.	Morgan Stanley	1,336	$179,134	$205,276	$28,921
WW International, Inc.	Morgan Stanley	85	2,009	2,157	168
Wyndham Hotels & Resorts, Inc.	Morgan Stanley	2,761	85,237	117,674	32,935
Yum! Brands, Inc.	Morgan Stanley	1,406	111,856	122,195	11,358

		145,493	3,839,427	4,117,546	300,768

Energy
Antero Midstream Corp.	Morgan Stanley	14,920	59,673	76,092	16,642
Apache Corp.	Morgan Stanley	39,252	350,591	529,902	181,483
Cactus, Inc., Class A	Morgan Stanley	9,115	220,154	188,042	(29,199)
Cameco Corp. (Canada)	Morgan Stanley	1,754	17,874	17,979	113
Canadian Natural Resources Ltd. (Canada)	Morgan Stanley	1,632	12,083	28,446	17,322
Cenovus Energy, Inc. (Canada)	Morgan Stanley	31,530	115,822	147,245	32,235
ChampionX Corp.	Morgan Stanley	12,794	120,102	124,869	5,206
Chevron Corp.	Morgan Stanley	28,476	2,207,976	2,540,913	371,450
Concho Resources, Inc.	Morgan Stanley	12,998	583,871	669,397	89,564
ConocoPhillips	Morgan Stanley	50,649	2,066,480	2,128,271	96,864
Core Laboratories NV (Netherlands)	Morgan Stanley	4,693	84,188	95,362	11,485
Crescent Point Energy Corp. (Canada)	Morgan Stanley	39,846	113,037	64,949	(46,935)
CVR Energy, Inc.	Morgan Stanley	5,055	115,155	101,656	(11,534)
Devon Energy Corp.	Morgan Stanley	5,474	67,242	62,075	(4,916)
DHT Holdings, Inc. (Marshall Islands)	Morgan Stanley	9,753	59,608	50,033	(7,425)
DMC Global, Inc.	Morgan Stanley	3,484	144,323	96,158	(47,899)
Dorian LPG Ltd. (Marshall Islands)	Morgan Stanley	3,865	46,676	29,915	(17,050)
Exxon Mobil Corp.	Morgan Stanley	12,472	536,928	557,748	22,739
Frank’s International NV (Netherlands)	Morgan Stanley	60	126	134	20
Halliburton Co.	Morgan Stanley	33,002	294,947	428,366	135,594
Helix Energy Solutions Group, Inc.	Morgan Stanley	4,593	15,886	15,938	120
Helmerich & Payne, Inc.	Morgan Stanley	7,480	120,894	145,935	30,792
HollyFrontier Corp.	Morgan Stanley	8,009	253,024	233,863	(15,016)
Kinder Morgan, Inc.	Morgan Stanley	31,947	609,802	484,636	(115,301)
Kosmos Energy Ltd.	Morgan Stanley	112,389	210,383	186,566	(23,058)
Magnolia Oil & Gas Corp., Class A	Morgan Stanley	10,878	67,228	65,921	(1,056)
Marathon Petroleum Corp.	Morgan Stanley	1,278	21,414	47,772	27,186
National Oilwell Varco, Inc.	Morgan Stanley	20,321	274,176	248,932	(26,313)
Nordic American Tankers Ltd. (Bermuda)	Morgan Stanley	43,477	190,331	176,517	(11,472)
Patterson-UTI Energy, Inc.	Morgan Stanley	75,371	590,997	261,537	(317,931)
Phillips 66	Morgan Stanley	17,440	1,243,347	1,253,936	25,625
Range Resources Corp.	Morgan Stanley	91,274	527,217	513,873	(11,358)
Renewable Energy Group, Inc.	Morgan Stanley	3,418	79,269	84,698	5,723
Schlumberger Ltd. (Curacao)	Morgan Stanley	22,538	319,549	414,474	98,888
TechnipFMC PLC (United Kingdom)	Morgan Stanley	62,549	818,734	427,835	(379,890)
Vermilion Energy, Inc. (Canada)	Morgan Stanley	3,727	18,212	16,622	(1,513)
Williams Cos., Inc. (The)	Morgan Stanley	9,953	186,035	189,306	7,980

		847,466	12,763,354	12,705,913	109,165

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	715	$216,336	$216,795	$1,618
Kroger Co. (The)	Morgan Stanley	3,286	106,450	111,231	5,458
Rite Aid Corp.	Morgan Stanley	3,587	45,738	61,194	16,114
SpartanNash Co.	Morgan Stanley	1,146	23,279	24,353	1,262
Sprouts Farmers Market, Inc.	Morgan Stanley	4,241	66,229	108,527	42,545
Sysco Corp.	Morgan Stanley	4,783	219,168	261,439	43,732
United Natural Foods, Inc.	Morgan Stanley	3,941	66,927	71,766	5,088
Walgreens Boots Alliance, Inc.	Morgan Stanley	5,040	208,110	213,646	8,592
Walmart, Inc.	Morgan Stanley	13,961	1,718,237	1,672,248	(33,091)
Weis Markets, Inc.	Morgan Stanley	80	4,154	4,010	(117)

		40,780	2,674,628	2,745,209	91,201

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	19,099	750,596	749,636	38,752
Archer-Daniels-Midland Co.	Morgan Stanley	13,648	573,490	544,555	(13,873)
Bunge Ltd. (Bermuda)	Morgan Stanley	5,061	208,258	208,159	800
Campbell Soup Co.	Morgan Stanley	7,031	325,362	348,949	27,593
Coca-Cola Co. (The)	Morgan Stanley	25,072	1,099,048	1,120,217	34,415
Constellation Brands, Inc., Class A	Morgan Stanley	2,406	291,340	420,930	132,441
General Mills, Inc.	Morgan Stanley	816	50,007	50,306	489
Hershey Co. (The)	Morgan Stanley	2,426	319,042	314,458	(2,425)
Ingredion, Inc.	Morgan Stanley	15	1,235	1,245	31
JM Smucker Co. (The)	Morgan Stanley	1,564	168,581	165,487	(3,271)
Kraft Heinz Co. (The)	Morgan Stanley	4,584	145,346	146,184	1,366
Lamb Weston Holdings, Inc.	Morgan Stanley	1,145	55,931	73,200	17,718
McCormick & Co., Inc., non-voting shares	Morgan Stanley	1,086	179,423	194,839	16,246
Molson Coors Beverage Co., Class B	Morgan Stanley	3,341	167,929	114,797	(49,924)
Mondelez International, Inc., Class A	Morgan Stanley	7,399	370,633	378,311	12,036
PepsiCo, Inc.	Morgan Stanley	6,550	851,451	866,303	24,850
Philip Morris International, Inc.	Morgan Stanley	7,469	521,865	523,278	24,960
SunOpta, Inc. (Canada)	Morgan Stanley	31	148	146	10
Tootsie Roll Industries, Inc.	Morgan Stanley	298	10,361	10,212	(84)
TreeHouse Foods, Inc.	Morgan Stanley	4,634	228,421	202,969	(24,629)
Tyson Foods, Inc., Class A	Morgan Stanley	655	32,087	39,110	7,424
Vector Group Ltd.	Morgan Stanley	947	9,907	9,527	(333)

		115,277	6,360,461	6,482,818	244,592

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	3,565	318,855	325,948	8,237
Allscripts Healthcare Solutions, Inc.	Morgan Stanley	21,847	194,226	147,904	(46,863)
Anthem, Inc.	Morgan Stanley	4,357	1,144,968	1,145,804	8,789
Baxter International, Inc.	Morgan Stanley	1,297	110,284	111,672	1,839
Cardinal Health, Inc.	Morgan Stanley	8,320	434,315	434,221	5,305
Cerner Corp.	Morgan Stanley	3,662	231,824	251,030	20,971
Cigna Corp.	Morgan Stanley	2,624	507,251	492,394	(13,044)
CONMED Corp.	Morgan Stanley	2,823	234,841	203,228	(29,932)
Cryolife, Inc.	Morgan Stanley	67	1,279	1,284	22

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
DaVita, Inc.	Morgan Stanley	18,077	$1,019,150	$1,430,614	$415,096
DENTSPLY SIRONA, Inc.	Morgan Stanley	5,936	224,805	261,540	38,402
Edwards Lifesciences Corp.	Morgan Stanley	972	65,907	67,175	1,514
Globus Medical, Inc., Class A	Morgan Stanley	881	41,143	42,033	1,047
HCA Healthcare, Inc.	Morgan Stanley	1,088	83,103	105,601	22,806
Henry Schein, Inc.	Morgan Stanley	6,858	410,932	400,439	(9,022)
Heska Corp.	Morgan Stanley	10	933	932	14
Hill-Rom Holdings, Inc.	Morgan Stanley	818	79,904	89,800	11,636
Hologic, Inc.	Morgan Stanley	8,483	416,140	483,531	68,880
Humana, Inc.	Morgan Stanley	808	310,689	313,302	3,987
Integer Holdings Corp.	Morgan Stanley	597	40,483	43,611	3,283
Integra LifeSciences Holdings Corp.	Morgan Stanley	62	2,871	2,913	64
Laboratory Corp. of America Holdings	Morgan Stanley	1,322	219,342	219,597	1,046
Lantheus Holdings, Inc.	Morgan Stanley	3,269	50,948	46,747	(4,068)
Livongo Health, Inc.	Morgan Stanley	4,427	307,245	332,866	26,724
Magellan Health, Inc.	Morgan Stanley	715	51,601	52,181	775
McKesson Corp.	Morgan Stanley	186	27,998	28,536	685
MEDNAX, Inc.	Morgan Stanley	3,403	51,756	58,191	5,237
Medtronic PLC (Ireland)	Morgan Stanley	26,545	2,632,296	2,434,176	(166,757)
Molina Healthcare, Inc.	Morgan Stanley	450	77,229	80,091	3,142
Natus Medical, Inc.	Morgan Stanley	363	8,075	7,921	(114)
Nevro Corp.	Morgan Stanley	793	95,629	94,740	(537)
NextGen Healthcare, Inc.	Morgan Stanley	12,869	195,307	141,302	(54,205)
Patterson Cos., Inc.	Morgan Stanley	9,599	151,778	211,178	60,537
ResMed, Inc.	Morgan Stanley	197	30,565	37,824	13,941
Select Medical Holdings Corp.	Morgan Stanley	7,410	109,224	109,149	24
STERIS PLC (Ireland)	Morgan Stanley	3,019	471,291	463,235	(5,731)
Stryker Corp.	Morgan Stanley	3,517	639,304	633,728	(1,349)
Teladoc Health, Inc.	Morgan Stanley	1,045	72,324	199,428	127,373
Tenet Healthcare Corp.	Morgan Stanley	7,696	157,495	139,375	(19,881)
Tivity Health, Inc.	Morgan Stanley	7,766	80,436	87,989	7,850
UnitedHealth Group, Inc.	Morgan Stanley	2,291	641,793	675,730	41,446
Universal Health Services, Inc., Class B	Morgan Stanley	2,857	277,682	265,387	(11,298)
Vapotherm, Inc.	Morgan Stanley	535	20,411	21,930	1,603
West Pharmaceutical Services, Inc.	Morgan Stanley	851	176,612	193,322	17,349
Zimmer Biomet Holdings, Inc.	Morgan Stanley	3,402	364,047	406,063	44,265

		197,679	12,784,291	13,295,662	601,088

Household & Personal Products
Colgate-Palmolive Co.	Morgan Stanley	18,725	1,273,536	1,371,793	119,126
Edgewell Personal Care Co.	Morgan Stanley	5,494	156,257	171,193	15,357
elf Beauty, Inc.	Morgan Stanley	6,442	80,936	122,849	42,212
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	2,182	372,759	411,700	40,277
Kimberly-Clark Corp.	Morgan Stanley	5,203	712,490	735,444	32,800
Procter & Gamble Co. (The)	Morgan Stanley	5,020	560,343	600,241	45,834

		43,066	3,156,321	3,413,220	295,606

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials
Agnico Eagle Mines Ltd. (Canada)	Morgan Stanley	2,394	$153,280	$153,360	$(697)
Allegheny Technologies, Inc.	Morgan Stanley	43,598	629,315	444,264	(191,376)
Amcor PLC (Jersey)	Morgan Stanley	14,921	106,289	152,343	48,160
Ashland Global Holdings, Inc.	Morgan Stanley	643	34,854	44,431	9,698
Avery Dennison Corp.	Morgan Stanley	1,237	157,125	141,129	(13,417)
Axalta Coating Systems Ltd. (Bermuda)	Morgan Stanley	8,253	135,596	186,105	51,002
Ball Corp.	Morgan Stanley	981	64,801	68,170	3,746
Boise Cascade Co.	Morgan Stanley	2,273	71,679	85,488	14,391
Cabot Corp.	Morgan Stanley	1,347	41,643	49,906	8,821
Carpenter Technology Corp.	Morgan Stanley	1,741	37,067	42,271	5,366
Celanese Corp.	Morgan Stanley	3,455	401,737	298,305	(96,682)
CF Industries Holdings, Inc.	Morgan Stanley	11,156	304,747	313,930	11,259
Chemours Co. (The)	Morgan Stanley	24,136	282,279	370,488	95,270
Commercial Metals Co.	Morgan Stanley	28,474	545,235	580,870	40,433
Compass Minerals International, Inc.	Morgan Stanley	1,102	52,945	53,723	1,413
Corteva, Inc.	Morgan Stanley	10,671	251,287	285,876	36,883
Crown Holdings, Inc.	Morgan Stanley	172	10,180	11,202	1,070
Domtar Corp.	Morgan Stanley	100	2,109	2,111	22
Dow, Inc.	Morgan Stanley	5,703	168,014	232,454	67,833
DuPont de Nemours, Inc.	Morgan Stanley	14,655	543,054	778,620	241,981
Eastman Chemical Co.	Morgan Stanley	8,336	518,235	580,519	84,912
Ecolab, Inc.	Morgan Stanley	759	149,323	151,003	2,222
Element Solutions, Inc.	Morgan Stanley	26,337	227,552	285,756	59,025
Ferro Corp.	Morgan Stanley	3,203	37,842	38,244	548
First Majestic Silver Corp. (Canada)	Morgan Stanley	8,834	65,839	87,898	22,295
FMC Corp.	Morgan Stanley	2,793	224,042	278,239	58,163
Franco-Nevada Corp. (Canada)	Morgan Stanley	965	135,403	134,753	(941)
Freeport-McMoRan, Inc.	Morgan Stanley	12,893	136,888	149,172	12,782
Huntsman Corp.	Morgan Stanley	1,633	25,373	29,345	4,321
Ingevity Corp.	Morgan Stanley	4,504	226,427	236,775	11,164
Innospec, Inc.	Morgan Stanley	1,848	150,434	142,758	(5,492)
International Flavors & Fragrances, Inc.	Morgan Stanley	1,498	197,131	183,445	(11,850)
International Paper Co.	Morgan Stanley	29,241	1,073,998	1,029,576	4,267
Kaiser Aluminum Corp.	Morgan Stanley	2,015	197,879	148,344	(46,656)
Kraton Corp.	Morgan Stanley	3,140	48,841	54,259	5,604
Linde PLC (Ireland)	Morgan Stanley	6,538	1,187,356	1,386,775	216,870
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	5,521	450,466	362,840	(75,368)
Martin Marietta Materials, Inc.	Morgan Stanley	323	66,058	66,722	1,156
Minerals Technologies, Inc.	Morgan Stanley	4,843	220,163	227,282	8,604
Neenah, Inc.	Morgan Stanley	103	5,112	5,094	13
NewMarket Corp.	Morgan Stanley	300	127,816	120,144	(6,315)
Newmont Corp.	Morgan Stanley	2,237	138,872	138,112	305
Nucor Corp.	Morgan Stanley	1,810	73,880	74,952	2,065
Nutrien Ltd. (Canada)	Morgan Stanley	2,110	68,060	67,731	732
Packaging Corp. of America	Morgan Stanley	276	27,023	27,545	630
Pan American Silver Corp. (Canada)	Morgan Stanley	1,869	32,498	56,799	25,066

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
PolyOne Corp.	Morgan Stanley	15,014	$360,118	$393,817	$39,438
PPG Industries, Inc.	Morgan Stanley	5,238	625,474	555,542	(61,813)
Pretium Resources, Inc. (Canada)	Morgan Stanley	1,501	12,297	12,608	367
Reliance Steel & Aluminum Co.	Morgan Stanley	770	74,588	73,096	(1,208)
Sealed Air Corp.	Morgan Stanley	3,098	86,569	101,769	15,277
Sensient Technologies Corp.	Morgan Stanley	1,691	78,280	88,203	10,425
Sonoco Products Co.	Morgan Stanley	2,085	99,120	109,025	11,188
Southern Copper Corp.	Morgan Stanley	1,306	38,322	51,940	15,293
SSR Mining, Inc. (Canada)	Morgan Stanley	12,964	239,563	276,522	37,822
Steel Dynamics, Inc.	Morgan Stanley	671	17,423	17,506	157
Stepan Co.	Morgan Stanley	256	23,545	24,858	1,495
Summit Materials, Inc., Class A	Morgan Stanley	6,381	118,206	102,606	(16,698)
Tredegar Corp.	Morgan Stanley	401	6,161	6,175	94
Trinseo SA (Luxembourg)	Morgan Stanley	9,196	283,349	203,783	(68,710)
Valvoline, Inc.	Morgan Stanley	2,600	41,741	50,258	10,116
Verso Corp., Class A	Morgan Stanley	24,305	272,945	290,688	21,245
Westrock Co.	Morgan Stanley	1,978	56,186	55,898	(6)
Worthington Industries, Inc.	Morgan Stanley	1,220	36,816	45,506	9,267
Yamana Gold, Inc. (Canada)	Morgan Stanley	11,421	56,212	62,359	6,510

		413,037	12,332,662	12,881,287	739,557

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	1	53	76	36
Alphabet, Inc., Class A	Morgan Stanley	2,134	2,657,205	3,026,119	378,363
Charter Communications, Inc., Class A	Morgan Stanley	13	6,371	6,631	294
Cinemark Holdings, Inc.	Morgan Stanley	3,395	42,051	39,212	(2,678)
Comcast Corp., Class A	Morgan Stanley	14,722	523,497	573,864	56,202
Discovery, Inc., Class A	Morgan Stanley	4,071	82,293	85,898	3,895
DISH Network Corp., Class A	Morgan Stanley	10,516	299,336	362,907	64,646
Electronic Arts, Inc.	Morgan Stanley	1,567	184,438	206,922	23,151
EverQuote, Inc., Class A	Morgan Stanley	1,662	55,977	96,662	40,895
Facebook, Inc., Class A	Morgan Stanley	14,609	2,576,959	3,317,266	749,471
Fox Corp., Class A	Morgan Stanley	15,697	420,502	420,994	1,997
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	27,892	542,568	478,627	(49,479)
Lions Gate Entertainment Corp., Class B (Canada)	Morgan Stanley	1,720	12,771	11,748	(966)
Live Nation Entertainment, Inc.	Morgan Stanley	1,537	67,630	68,135	757
Meet Group, Inc. (The)	Morgan Stanley	5,846	36,205	36,479	418
MSG Networks, Inc., Class A	Morgan Stanley	10,418	173,229	103,659	(68,943)
Netflix, Inc.	Morgan Stanley	774	331,380	352,201	22,010
News Corp., Class A	Morgan Stanley	27,168	264,179	322,212	59,247
Omnicom Group, Inc.	Morgan Stanley	1,516	81,487	82,774	2,248
QuinStreet, Inc.	Morgan Stanley	118	1,200	1,234	50
Sirius XM Holdings, Inc.	Morgan Stanley	4,048	23,149	23,762	707
Snap, Inc., Class A	Morgan Stanley	21,715	369,545	510,085	141,528
Take-Two Interactive Software, Inc.	Morgan Stanley	3,470	445,123	484,308	41,830
Twitter, Inc.	Morgan Stanley	24,803	750,374	738,881	(8,816)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Walt Disney Co. (The)	Morgan Stanley	11,833	$1,183,688	$1,319,498	$139,381
Yelp, Inc.	Morgan Stanley	3,389	61,262	78,388	17,355
Zillow Group, Inc., Class C	Morgan Stanley	5,848	297,558	336,903	38,731

		220,482	11,490,030	13,085,445	1,652,330

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	10,458	924,402	1,026,766	105,660
Agilent Technologies, Inc.	Morgan Stanley	183	15,872	16,172	401
Alexion Pharmaceuticals, Inc.	Morgan Stanley	3,941	399,833	442,338	43,936
Anika Therapeutics, Inc.	Morgan Stanley	904	32,137	34,108	1,334
Assembly Biosciences, Inc.	Morgan Stanley	98	2,158	2,285	147
Avantor, Inc.	Morgan Stanley	10,899	193,056	185,283	(7,076)
BioDelivery Sciences International, Inc.	Morgan Stanley	3,558	15,757	15,513	(176)
Biogen, Inc.	Morgan Stanley	24,509	5,329,237	6,557,383	1,247,085
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	1,125	369,051	507,926	140,198
Bruker Corp.	Morgan Stanley	210	7,946	8,543	637
CEL-SCI Corp.	Morgan Stanley	194	3,082	2,894	(165)
Charles River Laboratories International, Inc.	Morgan Stanley	380	39,584	66,253	26,822
Coherus Biosciences, Inc.	Morgan Stanley	6,489	112,110	115,894	4,193
Gilead Sciences, Inc.	Morgan Stanley	5,450	349,447	419,323	80,316
Illumina, Inc.	Morgan Stanley	232	75,981	85,921	10,221
Immunogen, Inc.	Morgan Stanley	24,412	106,821	112,295	5,865
Innoviva, Inc.	Morgan Stanley	9,774	110,479	136,641	26,566
Inovio Pharmaceuticals, Inc.	Morgan Stanley	5,034	132,878	135,666	3,273
IQVIA Holdings, Inc.	Morgan Stanley	4,792	631,514	679,889	50,629
Ironwood Pharmaceuticals, Inc.	Morgan Stanley	2,191	21,259	22,611	1,428
Jazz Pharmaceuticals PLC (Ireland)	Morgan Stanley	1,539	170,112	169,813	317
Johnson & Johnson	Morgan Stanley	11,799	1,605,523	1,659,293	68,451
MacroGenics, Inc.	Morgan Stanley	197	5,596	5,500	(64)
Medpace Holdings, Inc.	Morgan Stanley	49	3,758	4,558	825
Merck & Co., Inc.	Morgan Stanley	12,013	897,100	928,965	42,463
Mylan NV (Netherlands)	Morgan Stanley	21,709	331,641	349,081	18,337
NantKwest, Inc.	Morgan Stanley	3,048	24,929	37,429	12,601
Natera, Inc.	Morgan Stanley	11,407	422,545	568,753	147,720
Neurocrine Biosciences, Inc.	Morgan Stanley	149	16,913	18,178	4,021
Novavax, Inc.	Morgan Stanley	10,565	348,303	880,593	533,539
Passage Bio, Inc.	Morgan Stanley	44	1,486	1,203	(266)
PerkinElmer, Inc.	Morgan Stanley	4,264	385,467	418,256	34,170
Pfizer, Inc.	Morgan Stanley	66,008	2,232,246	2,158,462	(51,529)
Prestige Consumer Healthcare, Inc.	Morgan Stanley	668	25,786	25,090	(593)
Protagonist Therapeutics, Inc.	Morgan Stanley	203	3,657	3,585	(47)
Retrophin, Inc.	Morgan Stanley	106	2,109	2,163	74
Sorrento Therapeutics, Inc.	Morgan Stanley	2,943	18,033	18,482	525
TG Therapeutics, Inc.	Morgan Stanley	6,120	77,750	119,218	43,524
United Therapeutics Corp.	Morgan Stanley	736	83,291	89,056	6,073
Vanda Pharmaceuticals, Inc.	Morgan Stanley	3,676	46,606	42,053	(4,621)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Vaxart, Inc.	Morgan Stanley	519	$4,702	$4,593	$(80)
VBI Vaccines, Inc. (Canada)	Morgan Stanley	11,432	33,034	35,439	2,535
Waters Corp.	Morgan Stanley	1,356	255,702	244,622	(10,160)
Y-mAbs Therapeutics, Inc.	Morgan Stanley	240	11,554	10,368	(1,133)

		285,623	15,880,447	18,368,457	2,587,976

Retailing
1-800-Flowers.com, Inc., Class A	Morgan Stanley	36	737	721	(2)
Aaron’s, Inc.	Morgan Stanley	3,660	125,746	166,164	41,023
Amazon.com, Inc.	Morgan Stanley	1,060	2,488,690	2,924,349	444,510
Asbury Automotive Group, Inc.	Morgan Stanley	607	46,271	46,939	845
AutoNation, Inc.	Morgan Stanley	3,563	102,046	133,898	32,226
AutoZone, Inc.	Morgan Stanley	425	478,902	479,451	2,262
Best Buy Co., Inc.	Morgan Stanley	18,456	1,133,678	1,610,655	514,170
Big Lots, Inc.	Morgan Stanley	1,663	58,199	69,846	13,806
Booking Holdings, Inc.	Morgan Stanley	1,816	2,463,850	2,891,689	436,733
Buckle, Inc. (The)	Morgan Stanley	4,577	78,028	71,767	(8,007)
Camping World Holdings, Inc., Class A	Morgan Stanley	6,130	69,855	166,491	99,283
CarMax, Inc.	Morgan Stanley	1,977	176,965	177,040	716
Dillard’s, Inc., Class A	Morgan Stanley	1,293	32,720	33,346	914
Dollar General Corp.	Morgan Stanley	4,362	815,333	831,005	18,579
Dollar Tree, Inc.	Morgan Stanley	3,077	272,396	285,176	11,149
eBay, Inc.	Morgan Stanley	22,489	650,388	1,179,548	535,081
Gap, Inc. (The)	Morgan Stanley	6,315	37,929	79,695	41,913
Genuine Parts Co.	Morgan Stanley	1,386	98,366	120,527	22,961
Guess?, Inc.	Morgan Stanley	17,067	143,930	165,038	21,631
Home Depot, Inc. (The)	Morgan Stanley	3,924	739,257	983,001	251,916
Kohl’s Corp.	Morgan Stanley	7,159	164,242	148,692	(14,954)
L Brands, Inc.	Morgan Stanley	8,634	134,107	129,251	(4,368)
LKQ Corp.	Morgan Stanley	42,990	1,079,146	1,126,338	51,036
Lowe’s Cos., Inc.	Morgan Stanley	8,780	993,250	1,186,354	197,791
Murphy USA, Inc.	Morgan Stanley	1,216	132,676	136,909	4,714
National Vision Holdings, Inc.	Morgan Stanley	2,878	60,247	87,837	27,812
Office Depot, Inc.	Morgan Stanley	256,547	362,600	602,885	252,285
Penske Automotive Group, Inc.	Morgan Stanley	897	32,072	34,723	2,775
PetMed Express, Inc.	Morgan Stanley	1,184	41,266	42,198	1,090
RH	Morgan Stanley	1,322	121,103	329,046	208,384
Ross Stores, Inc.	Morgan Stanley	2,761	254,904	235,348	(18,639)
Shutterstock, Inc.	Morgan Stanley	53	1,829	1,853	42
Signet Jewelers Ltd. (Bermuda)	Morgan Stanley	29,096	292,586	298,816	11,228
Sleep Number Corp.	Morgan Stanley	5,704	195,850	237,515	42,592
Sonic Automotive, Inc., Class A	Morgan Stanley	7,027	205,070	224,232	21,132
Sportsman’s Warehouse Holdings, Inc.	Morgan Stanley	1,669	21,599	23,783	2,273
Stamps.com, Inc.	Morgan Stanley	737	64,305	135,380	71,315
Tractor Supply Co.	Morgan Stanley	161	19,541	21,218	2,736
Ulta Beauty, Inc.	Morgan Stanley	1,051	216,739	213,794	(2,163)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Williams-Sonoma, Inc.	Morgan Stanley	2,683	$114,291	$220,033	$107,278
Zumiez, Inc.	Morgan Stanley	622	11,764	17,030	5,320

		487,054	14,532,473	17,869,581	3,451,388

Semiconductors & Semiconductor Equipment
Amkor Technology, Inc.	Morgan Stanley	26,291	229,209	323,642	95,260
Applied Materials, Inc.	Morgan Stanley	12,079	522,430	730,175	212,025
Axcelis Technologies, Inc.	Morgan Stanley	1,341	35,153	37,347	2,330
Brooks Automation, Inc.	Morgan Stanley	1,878	61,225	83,083	23,441
Cirrus Logic, Inc.	Morgan Stanley	11,642	645,023	719,243	76,522
Diodes, Inc.	Morgan Stanley	3,066	109,456	155,446	46,391
Enphase Energy, Inc.	Morgan Stanley	12,602	559,150	599,477	42,325
Impinj, Inc.	Morgan Stanley	942	25,543	25,877	436
Intel Corp.	Morgan Stanley	33,100	1,788,171	1,980,373	211,197
KLA Corp.	Morgan Stanley	1,793	299,505	348,703	54,656
Lattice Semiconductor Corp.	Morgan Stanley	9,154	164,796	259,882	95,683
MACOM Technology Solutions Holdings, Inc.	Morgan Stanley	3,230	102,066	110,951	9,259
Maxim Integrated Products, Inc.	Morgan Stanley	8,101	432,399	491,002	63,603
Monolithic Power Systems, Inc.	Morgan Stanley	825	163,145	195,525	33,708
NeoPhotonics Corp.	Morgan Stanley	939	8,122	8,338	257
NVIDIA Corp.	Morgan Stanley	2,245	720,534	852,898	135,242
Photronics, Inc.	Morgan Stanley	2,764	28,749	30,763	2,111
Power Integrations, Inc.	Morgan Stanley	703	75,331	83,045	8,110
Qorvo, Inc.	Morgan Stanley	63	5,069	6,963	1,924
Silicon Laboratories, Inc.	Morgan Stanley	1,292	121,657	129,549	8,336
Skyworks Solutions, Inc.	Morgan Stanley	4,392	411,933	561,561	153,051
SMART Global Holdings, Inc. (Cayman Islands)	Morgan Stanley	1,634	39,245	44,412	5,319
Synaptics, Inc.	Morgan Stanley	10,267	679,980	617,252	(60,301)
Texas Instruments, Inc.	Morgan Stanley	1,581	175,690	200,740	26,449
Ultra Clean Holdings, Inc.	Morgan Stanley	8,065	166,222	182,511	16,816
Xilinx, Inc.	Morgan Stanley	5,085	440,265	500,313	64,321

		165,074	8,010,068	9,279,071	1,328,471

Software & Services
A10 Networks, Inc.	Morgan Stanley	325	2,190	2,213	43
Accenture PLC, Class A (Ireland)	Morgan Stanley	2,599	426,517	558,057	134,808
Adobe, Inc.	Morgan Stanley	931	313,836	405,274	92,564
Alarm.com Holdings, Inc.	Morgan Stanley	1,079	51,449	69,930	19,263
Alliance Data Systems Corp.	Morgan Stanley	8,847	913,774	399,177	(497,732)
American Software, Inc., Class A	Morgan Stanley	5	78	79	12
Automatic Data Processing, Inc.	Morgan Stanley	13,326	1,842,120	1,984,108	161,014
Black Knight, Inc.	Morgan Stanley	279	20,530	20,244	(251)
Blackbaud, Inc.	Morgan Stanley	2,916	144,638	166,445	22,332
Blackline, Inc.	Morgan Stanley	170	13,900	14,095	256
Broadridge Financial Solutions, Inc.	Morgan Stanley	1,844	222,780	232,694	11,441
CACI International, Inc., Class A	Morgan Stanley	20	3,376	4,338	986

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Cadence Design Systems, Inc.	Morgan Stanley	3,546	$322,039	$340,274	$19,391
Cardtronics PLC, Class A (United Kingdom)	Morgan Stanley	4,638	101,427	111,219	10,034
CDK Global, Inc.	Morgan Stanley	478	16,512	19,799	4,314
Citrix Systems, Inc.	Morgan Stanley	2,596	373,426	383,974	12,260
Cornerstone OnDemand, Inc.	Morgan Stanley	3,297	120,206	127,132	7,365
Crowdstrike Holdings, Inc., Class A	Morgan Stanley	382	25,397	38,311	13,016
Domo, Inc., Class B	Morgan Stanley	1,200	36,416	38,604	2,330
Euronet Worldwide, Inc.	Morgan Stanley	317	29,300	30,375	1,191
Fiserv, Inc.	Morgan Stanley	3,244	324,743	316,679	(6,899)
FleetCor Technologies, Inc.	Morgan Stanley	2,426	527,176	610,212	84,920
Fortinet, Inc.	Morgan Stanley	4,954	544,185	680,035	137,795
Gartner, Inc.	Morgan Stanley	3,603	425,091	437,152	13,582
Global Payments, Inc.	Morgan Stanley	1,245	209,257	211,177	2,675
GoDaddy, Inc., Class A	Morgan Stanley	2,658	183,988	194,911	11,589
International Business Machines Corp.	Morgan Stanley	8,645	1,055,565	1,044,057	(1,331)
Intuit, Inc.	Morgan Stanley	1,526	399,208	451,986	54,413
Jack Henry & Associates, Inc.	Morgan Stanley	1,225	217,689	225,437	8,677
KBR, Inc.	Morgan Stanley	2,338	38,358	52,722	14,746
Leidos Holdings, Inc.	Morgan Stanley	1,259	97,902	117,931	21,462
LiveRamp Holdings, Inc.	Morgan Stanley	2,857	134,390	121,337	(12,695)
Mastercard, Inc., Class A	Morgan Stanley	1,473	373,303	435,566	63,600
Microsoft Corp.	Morgan Stanley	14,790	2,545,150	3,009,913	483,923
MicroStrategy, Inc., Class A	Morgan Stanley	600	76,105	70,974	(4,849)
MobileIron, Inc.	Morgan Stanley	81	390	399	22
Model N, Inc.	Morgan Stanley	1,507	48,045	52,383	4,521
NIC, Inc.	Morgan Stanley	280	6,396	6,429	67
NortonLifeLock, Inc.	Morgan Stanley	43,891	834,144	870,358	46,233
Nuance Communications, Inc.	Morgan Stanley	1,918	26,937	48,535	21,706
Oracle Corp.	Morgan Stanley	62,525	3,144,587	3,455,757	334,990
PagerDuty, Inc.	Morgan Stanley	1,340	28,216	38,351	13,379
Paychex, Inc.	Morgan Stanley	12,897	828,466	976,948	161,443
Paylocity Holding Corp.	Morgan Stanley	432	46,137	63,024	17,064
PayPal Holdings, Inc.	Morgan Stanley	3,291	502,070	573,391	74,577
Perspecta, Inc.	Morgan Stanley	3,487	82,774	81,003	(1,104)
Progress Software Corp.	Morgan Stanley	6,029	236,686	233,624	499
PTC, Inc.	Morgan Stanley	4,631	284,350	360,245	76,917
QAD, Inc., Class A	Morgan Stanley	27	1,162	1,115	(30)
Qualys, Inc.	Morgan Stanley	3,782	308,751	393,404	85,761
Sailpoint Technologies Holding, Inc.	Morgan Stanley	7,424	166,995	196,513	30,123
Science Applications International Corp.	Morgan Stanley	5,933	468,755	460,875	(5,719)
ServiceNow, Inc.	Morgan Stanley	3,502	1,076,909	1,418,520	345,448
SPS Commerce, Inc.	Morgan Stanley	1,384	66,244	103,966	37,970
Square, Inc., Class A	Morgan Stanley	3,949	409,976	414,408	5,678
SS&C Technologies Holdings, Inc.	Morgan Stanley	9,153	534,097	516,961	(14,988)
SVMK, Inc.	Morgan Stanley	5,293	88,299	124,597	36,624

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
Synopsys, Inc.	Morgan Stanley	2,790	$516,901	$544,050	$28,996
Teradata Corp.	Morgan Stanley	3,366	69,284	70,013	938
Tyler Technologies, Inc.	Morgan Stanley	308	104,117	106,839	3,104
VeriSign, Inc.	Morgan Stanley	1,132	238,945	234,132	(3,953)
Veritone, Inc.	Morgan Stanley	1,196	20,648	17,773	(2,790)
Virtusa Corp.	Morgan Stanley	1,158	40,598	37,600	(3,170)
Visa, Inc., Class A	Morgan Stanley	5,374	882,972	1,038,095	159,703
VMware, Inc., Class A	Morgan Stanley	198	26,643	30,662	6,770
Western Union Co. (The)	Morgan Stanley	7,511	145,123	162,388	19,482
WEX, Inc.	Morgan Stanley	659	61,754	108,742	49,283
Workday, Inc., Class A	Morgan Stanley	1,328	237,851	248,814	11,834
Workiva, Inc.	Morgan Stanley	281	14,797	15,031	298
Xperi Holding Corp.	Morgan Stanley	799	10,694	11,793	1,149

		310,494	23,692,734	25,943,169	2,429,070

Technology Hardware & Equipment
Amphenol Corp., Class A	Morgan Stanley	5,107	406,159	489,302	88,177
Apple, Inc.	Morgan Stanley	12,151	3,180,684	4,432,685	1,273,418
Arista Networks, Inc.	Morgan Stanley	118	24,749	24,784	135
Arrow Electronics, Inc.	Morgan Stanley	7,118	467,377	488,935	22,977
Avnet, Inc.	Morgan Stanley	9,731	338,087	271,349	(62,660)
Badger Meter, Inc.	Morgan Stanley	3,687	191,022	231,986	43,688
Belden, Inc.	Morgan Stanley	3,409	140,520	110,963	(28,445)
Cisco Systems, Inc.	Morgan Stanley	34,021	1,402,485	1,586,739	204,862
Cognex Corp.	Morgan Stanley	557	31,211	33,264	2,217
Corning, Inc.	Morgan Stanley	12,127	284,027	314,089	34,419
Dell Technologies, Inc., Class C	Morgan Stanley	904	43,522	49,666	7,921
Diebold Nixdorf, Inc.	Morgan Stanley	21,534	193,897	130,496	(62,701)
EchoStar Corp., Class A	Morgan Stanley	9,809	360,834	274,260	(85,281)
FARO Technologies, Inc.	Morgan Stanley	121	6,600	6,486	(79)
FLIR Systems, Inc.	Morgan Stanley	6,682	284,928	271,089	(12,661)
Hewlett Packard Enterprise Co.	Morgan Stanley	56,415	717,153	548,918	(140,850)
HP, Inc.	Morgan Stanley	43,836	685,076	764,061	92,994
InterDigital, Inc.	Morgan Stanley	1,062	47,780	60,141	12,774
Juniper Networks, Inc.	Morgan Stanley	11,337	257,573	259,164	10,343
Knowles Corp.	Morgan Stanley	118	1,790	1,801	29
Lumentum Holdings, Inc.	Morgan Stanley	9,258	621,086	753,879	133,979
Methode Electronics, Inc.	Morgan Stanley	11	338	344	19
NCR Corp.	Morgan Stanley	3,334	93,318	57,745	(38,318)
NetApp, Inc.	Morgan Stanley	18,339	934,988	813,701	(96,298)
OSI Systems, Inc.	Morgan Stanley	2,233	227,061	166,671	(60,670)
Sanmina Corp.	Morgan Stanley	4,836	129,151	121,093	(7,587)
Seagate Technology PLC (Ireland)	Morgan Stanley	7,252	359,655	351,069	(2,794)
Super Micro Computer, Inc.	Morgan Stanley	3	84	85	13
SYNNEX Corp.	Morgan Stanley	1,432	157,600	171,511	14,616
TE Connectivity Ltd. (Switzerland)	Morgan Stanley	3,861	230,191	314,865	87,627
Tech Data Corp.	Morgan Stanley	7,503	607,518	1,087,935	482,587

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
TTM Technologies, Inc.	Morgan Stanley	12,698	$124,078	$150,598	$26,967
Ubiquiti, Inc.	Morgan Stanley	769	135,312	134,237	(583)
Vishay Intertechnology, Inc.	Morgan Stanley	11,965	174,970	182,706	12,242
Xerox Holdings Corp.	Morgan Stanley	8,592	148,389	131,372	(14,013)
Zebra Technologies Corp., Class A	Morgan Stanley	390	84,212	99,821	15,919

		332,320	13,093,425	14,887,810	1,954,983

Telecommunication Services
AT&T, Inc.	Morgan Stanley	32,061	940,538	969,204	42,799
Iridium Communications, Inc.	Morgan Stanley	5,193	123,403	132,110	9,157
T-Mobile US, Inc.	Morgan Stanley	5,191	468,234	540,643	76,933
Verizon Communications, Inc.	Morgan Stanley	13,781	742,687	759,746	23,235

		56,226	2,274,862	2,401,703	152,124

Transportation
ArcBest Corp.	Morgan Stanley	6,123	173,689	162,321	(9,618)
CH Robinson Worldwide, Inc.	Morgan Stanley	1,815	144,619	143,494	(187)
CSX Corp.	Morgan Stanley	9,637	497,498	672,084	178,839
Echo Global Logistics, Inc.	Morgan Stanley	12,436	239,144	268,866	30,733
Expeditors International of Washington, Inc.	Morgan Stanley	8,767	613,755	666,643	63,971
Hub Group, Inc., Class A	Morgan Stanley	2,797	113,332	133,864	20,947
Kansas City Southern	Morgan Stanley	268	34,297	40,010	5,953
Kirby Corp.	Morgan Stanley	1,463	74,947	78,358	3,690
Norfolk Southern Corp.	Morgan Stanley	5,696	871,549	1,000,047	135,462
Old Dominion Freight Line, Inc.	Morgan Stanley	1,014	134,717	171,964	37,884
Schneider National, Inc., Class B	Morgan Stanley	632	11,525	15,591	4,192
Southwest Airlines Co.	Morgan Stanley	7,059	201,955	241,277	40,051
Werner Enterprises, Inc.	Morgan Stanley	2,140	88,622	93,154	4,860
XPO Logistics, Inc.	Morgan Stanley	1,560	108,218	120,510	12,688

		61,407	3,307,867	3,808,183	529,465

Utilities
American Water Works Co., Inc.	Morgan Stanley	88	11,220	11,322	154
Dominion Energy, Inc.	Morgan Stanley	15,713	1,237,523	1,275,581	57,586
Duke Energy Corp.	Morgan Stanley	2,407	207,067	192,295	(12,205)
Entergy Corp.	Morgan Stanley	37	3,431	3,471	64
Evergy, Inc.	Morgan Stanley	8,319	522,569	493,234	(18,413)
Exelon Corp.	Morgan Stanley	13,182	476,917	478,375	4,736
FirstEnergy Corp.	Morgan Stanley	11,805	498,426	457,798	(36,376)
MDU Resources Group, Inc.	Morgan Stanley	5,529	118,311	122,633	5,909
NiSource, Inc.	Morgan Stanley	153	3,374	3,479	129
Northwest Natural Holding Co.	Morgan Stanley	960	58,613	53,558	(4,834)
NRG Energy, Inc.	Morgan Stanley	406	13,493	13,219	(209)
OGE Energy Corp.	Morgan Stanley	3,674	111,959	111,543	(7)
Pinnacle West Capital Corp.	Morgan Stanley	10	729	733	(487)
PPL Corp.	Morgan Stanley	13,145	337,586	339,667	7,041
Public Service Enterprise Group, Inc.	Morgan Stanley	2,121	95,540	104,268	10,006

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Utilities — (continued)
Southern Co. (The)	Morgan Stanley	8,665	$493,317	$449,280	$(36,728)

		86,214	4,190,075	4,110,456	(23,634)

Total Reference Entity — Long			178,384,213	195,567,212	18,904,025

Short
Automobiles & Components
Cooper Tire & Rubber Co.	Morgan Stanley	(6,544)	(172,177)	(180,680)	(11,219)
Dana, Inc.	Morgan Stanley	(8,432)	(139,269)	(102,786)	34,659
Delphi Technologies PLC (Jersey)	Morgan Stanley	(28,544)	(488,572)	(405,610)	81,431
Dorman Products, Inc.	Morgan Stanley	(9,043)	(705,780)	(606,514)	97,337
Fox Factory Holding Corp.	Morgan Stanley	(17,501)	(1,232,485)	(1,445,758)	(217,152)
LCI Industries	Morgan Stanley	(4,808)	(458,413)	(552,824)	(99,426)
Standard Motor Products, Inc.	Morgan Stanley	(2,883)	(135,374)	(118,780)	15,259
Tenneco, Inc., Class A	Morgan Stanley	(28,292)	(374,020)	(213,888)	158,964
Winnebago Industries, Inc.	Morgan Stanley	(3,498)	(204,522)	(233,037)	(30,535)
XPEL, Inc.	Morgan Stanley	(402)	(6,536)	(6,287)	240

		(109,947)	(3,917,148)	(3,866,164)	29,558

Capital Goods
AAON, Inc.	Morgan Stanley	(2,985)	(137,557)	(162,056)	(27,103)
AeroVironment, Inc.	Morgan Stanley	(432)	(32,851)	(34,400)	(1,641)
Alamo Group, Inc.	Morgan Stanley	(2,539)	(281,924)	(260,603)	19,560
Allison Transmission Holdings, Inc.	Morgan Stanley	(11,122)	(541,942)	(409,067)	127,394
American Woodmark Corp.	Morgan Stanley	(4,626)	(375,076)	(349,957)	23,947
Argan, Inc.	Morgan Stanley	(7,039)	(297,820)	(333,508)	(42,691)
Astec Industries, Inc.	Morgan Stanley	(5,058)	(156,449)	(234,236)	(80,417)
Beacon Roofing Supply, Inc.	Morgan Stanley	(22,414)	(700,002)	(591,057)	106,746
Blue Bird Corp.	Morgan Stanley	(5,064)	(98,404)	(75,909)	22,196
Boeing Co. (The)	Morgan Stanley	(4,611)	(1,453,260)	(845,196)	594,756
Chart Industries, Inc.	Morgan Stanley	(7,066)	(447,562)	(342,630)	103,530
Construction Partners, Inc., Class A	Morgan Stanley	(5,453)	(92,136)	(96,845)	(4,988)
Cubic Corp.	Morgan Stanley	(5,800)	(360,331)	(278,574)	79,321
Dycom Industries, Inc.	Morgan Stanley	(2,178)	(112,037)	(89,058)	22,636
EMCOR Group, Inc.	Morgan Stanley	(4,605)	(306,553)	(304,575)	1,022
EnerSys	Morgan Stanley	(10,019)	(648,621)	(645,023)	(5,092)
Fastenal Co.	Morgan Stanley	(3,848)	(138,023)	(164,848)	(28,075)
Federal Signal Corp.	Morgan Stanley	(7,359)	(242,719)	(218,783)	21,870
Gates Industrial Corp. PLC (United Kingdom)	Morgan Stanley	(9,923)	(102,085)	(102,008)	(236)
Generac Holdings, Inc.	Morgan Stanley	(695)	(81,666)	(84,741)	(3,321)
Helios Technologies, Inc.	Morgan Stanley	(2,656)	(118,700)	(98,936)	18,685
Hillenbrand, Inc.	Morgan Stanley	(12,874)	(246,115)	(348,499)	(106,512)
Hyster-Yale Materials Handling, Inc.	Morgan Stanley	(5,441)	(299,450)	(210,349)	82,826
Ingersoll Rand, Inc.	Morgan Stanley	(51,535)	(1,493,359)	(1,449,164)	39,492
Jacobs Engineering Group, Inc.	Morgan Stanley	(4,765)	(399,275)	(404,072)	(6,188)
JELD-WEN Holding, Inc.	Morgan Stanley	(17,950)	(289,726)	(289,175)	(664)
Kennametal, Inc.	Morgan Stanley	(18,543)	(536,502)	(532,369)	(3,876)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Capital Goods — (continued)
Kratos Defense & Security Solutions, Inc.	Morgan Stanley	(10,288)	$(201,435)	$(160,801)	$40,009
Lennox International, Inc.	Morgan Stanley	(2,184)	(494,118)	(508,850)	(17,697)
Masonite International Corp. (Canada)	Morgan Stanley	(19)	(1,475)	(1,478)	4
Maxar Technologies, Inc.	Morgan Stanley	(3,118)	(51,490)	(55,999)	(4,755)
Meritor, Inc.	Morgan Stanley	(14,312)	(364,549)	(283,378)	82,519
Moog, Inc., Class A	Morgan Stanley	(5,195)	(455,983)	(275,231)	177,194
Mueller Water Products, Inc., Class A	Morgan Stanley	(70,971)	(732,417)	(669,256)	50,103
Nordson Corp.	Morgan Stanley	(2,399)	(379,082)	(455,114)	(83,496)
NV5 Global, Inc.	Morgan Stanley	(8,431)	(510,791)	(428,548)	80,558
Patrick Industries, Inc.	Morgan Stanley	(5,661)	(236,115)	(346,736)	(114,619)
PGT Innovations, Inc.	Morgan Stanley	(27,942)	(452,391)	(438,131)	12,885
Primoris Services Corp.	Morgan Stanley	(9,883)	(200,724)	(175,522)	22,208
Proto Labs, Inc.	Morgan Stanley	(2,399)	(276,246)	(269,816)	5,374
RBC Bearings, Inc.	Morgan Stanley	(1,562)	(247,174)	(209,370)	37,035
Resideo Technologies, Inc.	Morgan Stanley	(90,326)	(1,048,738)	(1,058,621)	(13,986)
REV Group, Inc.	Morgan Stanley	(13,550)	(157,582)	(82,655)	72,409
Rush Enterprises, Inc., Class A	Morgan Stanley	(1,797)	(77,706)	(74,504)	2,241
Spirit AeroSystems Holdings, Inc., Class A	Morgan Stanley	(42,561)	(1,000,222)	(1,018,910)	(22,127)
SPX Corp.	Morgan Stanley	(1,357)	(56,769)	(55,841)	761
Stanley Black & Decker, Inc.	Morgan Stanley	(7,913)	(1,029,964)	(1,102,914)	(79,260)
Sunrun, Inc.	Morgan Stanley	(75,262)	(1,130,922)	(1,484,167)	(365,285)
Toro Co. (The)	Morgan Stanley	(2,192)	(159,325)	(145,417)	11,832
Trex Co., Inc.	Morgan Stanley	(373)	(47,914)	(48,516)	(741)
Vectrus, Inc.	Morgan Stanley	(1,072)	(49,623)	(52,667)	(3,456)
Vicor Corp.	Morgan Stanley	(7,908)	(297,581)	(568,981)	(276,804)
Vivint Solar, Inc.	Morgan Stanley	(39,994)	(277,971)	(395,941)	(119,785)
Wabash National Corp.	Morgan Stanley	(6,509)	(65,085)	(69,125)	(4,234)
WESCO International, Inc.	Morgan Stanley	(4,528)	(204,998)	(158,978)	44,282
WillScot Mobile Mini Holdings Corp.	Morgan Stanley	(3,907)	(60,324)	(48,017)	12,128
Woodward, Inc.	Morgan Stanley	(110)	(8,523)	(8,531)	8,341

		(700,323)	(20,267,382)	(19,607,653)	506,815

Commercial & Professional Services
Brink’s Co. (The)	Morgan Stanley	(3,534)	(291,491)	(160,832)	129,220
Casella Waste Systems, Inc., Class A	Morgan Stanley	(7,455)	(336,221)	(388,555)	(53,808)
Cintas Corp.	Morgan Stanley	(1,013)	(285,589)	(269,823)	17,708
CoreLogic, Inc.	Morgan Stanley	(246)	(16,629)	(16,536)	52
Covanta Holding Corp.	Morgan Stanley	(32,496)	(553,220)	(311,637)	213,046
Forrester Research, Inc.	Morgan Stanley	(4,884)	(169,475)	(156,483)	12,613
FTI Consulting, Inc.	Morgan Stanley	(1,677)	(218,909)	(192,100)	26,129
Heritage-Crystal Clean, Inc.	Morgan Stanley	(3,679)	(89,979)	(64,235)	25,472
HNI Corp.	Morgan Stanley	(6,079)	(205,039)	(185,835)	13,406
Huron Consulting Group, Inc.	Morgan Stanley	(32)	(1,403)	(1,416)	(5)
ICF International, Inc.	Morgan Stanley	(1,434)	(90,736)	(92,966)	(2,644)
Insperity, Inc.	Morgan Stanley	(18,602)	(1,710,590)	(1,204,107)	485,150

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Commercial & Professional Services — (continued)
KAR Auction Services, Inc.	Morgan Stanley	(12,622)	$(164,264)	$(173,679)	$(10,969)
Korn Ferry	Morgan Stanley	(8,688)	(366,111)	(266,982)	97,003
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	(1,365)	(58,716)	(55,760)	2,916
Rollins, Inc.	Morgan Stanley	(5,341)	(209,512)	(226,405)	(18,589)
TrueBlue, Inc.	Morgan Stanley	(5,291)	(78,286)	(80,794)	(2,743)
Upwork, Inc.	Morgan Stanley	(14,030)	(205,540)	(202,593)	2,667
US Ecology, Inc.	Morgan Stanley	(14,746)	(767,590)	(499,594)	264,115

		(143,214)	(5,819,300)	(4,550,332)	1,200,739

Consumer Durables & Apparel
BRP, Inc., sub-voting shares (Canada)	Morgan Stanley	(682)	(26,368)	(29,040)	(2,743)
Callaway Golf Co.	Morgan Stanley	(13,138)	(227,558)	(230,046)	(3,667)
Canada Goose Holdings, Inc. (Canada)	Morgan Stanley	(8,592)	(359,693)	(199,077)	159,492
Columbia Sportswear Co.	Morgan Stanley	(9,178)	(822,949)	(739,563)	78,640
Crocs, Inc.	Morgan Stanley	(23,091)	(524,808)	(850,211)	(333,411)
G-III Apparel Group Ltd.	Morgan Stanley	(4,418)	(118,501)	(58,715)	59,423
Gildan Activewear, Inc. (Canada)	Morgan Stanley	(23,026)	(819,576)	(356,673)	453,963
GoPro, Inc., Class A	Morgan Stanley	(102,357)	(465,288)	(487,219)	(24,495)
Hasbro, Inc.	Morgan Stanley	(3,284)	(229,174)	(246,136)	(17,673)
iRobot Corp.	Morgan Stanley	(7,340)	(470,233)	(615,826)	(153,979)
Levi Strauss & Co., Class A	Morgan Stanley	(37,447)	(717,300)	(501,790)	205,035
Lululemon Athletica, Inc.	Morgan Stanley	(3,980)	(1,197,842)	(1,241,800)	(47,727)
Oxford Industries, Inc.	Morgan Stanley	(674)	(28,971)	(29,663)	(772)
Purple Innovation, Inc.	Morgan Stanley	(4,055)	(46,781)	(72,990)	(26,344)
Skechers U.S.A., Inc., Class A	Morgan Stanley	(19,551)	(661,451)	(613,510)	43,402
Smith & Wesson Brands, Inc.	Morgan Stanley	(16,166)	(162,732)	(347,892)	(192,326)
Sturm Ruger & Co., Inc.	Morgan Stanley	(1,763)	(85,457)	(133,988)	(53,294)
Under Armour, Inc., Class C	Morgan Stanley	(843)	(7,327)	(7,452)	(639)
Vista Outdoor, Inc.	Morgan Stanley	(11,023)	(134,306)	(159,282)	(25,389)
Wolverine World Wide, Inc.	Morgan Stanley	(40,682)	(1,168,170)	(968,638)	179,929
YETI Holdings, Inc.	Morgan Stanley	(11,460)	(416,234)	(489,686)	(77,692)

		(342,750)	(8,690,719)	(8,379,197)	219,733

Consumer Services
Aramark	Morgan Stanley	(17,292)	(720,973)	(390,280)	326,838
Bright Horizons Family Solutions, Inc.	Morgan Stanley	(1,089)	(187,460)	(127,631)	59,249
Brinker International, Inc.	Morgan Stanley	(19,482)	(893,176)	(467,568)	408,200
Cheesecake Factory, Inc. (The)	Morgan Stanley	(22,488)	(487,133)	(515,425)	(29,818)
Churchill Downs, Inc.	Morgan Stanley	(1,195)	(186,991)	(159,114)	28,812
Cracker Barrel Old Country Store, Inc.	Morgan Stanley	(679)	(74,859)	(75,308)	(330)
Darden Restaurants, Inc.	Morgan Stanley	(8,158)	(849,672)	(618,132)	228,869
Dave & Buster’s Entertainment, Inc.	Morgan Stanley	(17,309)	(257,689)	(230,729)	26,159
Everi Holdings, Inc.	Morgan Stanley	(13,408)	(86,557)	(69,185)	17,336
Graham Holdings Co., Class B	Morgan Stanley	(437)	(278,744)	(149,747)	126,862
Grand Canyon Education, Inc.	Morgan Stanley	(2,926)	(371,426)	(264,891)	105,375
K12, Inc.	Morgan Stanley	(34,825)	(820,627)	(948,633)	(130,585)
Monarch Casino & Resort, Inc.	Morgan Stanley	(5,462)	(239,727)	(186,145)	52,837

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Consumer Services — (continued)
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(49,046)	$(816,490)	$(805,826)	$8,099
Papa John’s International, Inc.	Morgan Stanley	(2,995)	(214,792)	(237,833)	(25,430)
Red Rock Resorts, Inc., Class A	Morgan Stanley	(13,710)	(295,920)	(149,576)	141,308
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(17,428)	(958,780)	(876,628)	79,136
ServiceMaster Global Holdings, Inc.	Morgan Stanley	(9,042)	(318,474)	(322,709)	(5,228)
Shake Shack, Inc., Class A	Morgan Stanley	(319)	(16,190)	(16,901)	(749)
Texas Roadhouse, Inc.	Morgan Stanley	(10,290)	(512,491)	(540,945)	(30,096)
Vail Resorts, Inc.	Morgan Stanley	(9,272)	(2,228,506)	(1,688,895)	510,517
Wendy’s Co. (The)	Morgan Stanley	(2,927)	(62,231)	(63,750)	(2,737)
Wingstop, Inc.	Morgan Stanley	(3,090)	(318,709)	(429,417)	(115,245)
Wynn Resorts Ltd.	Morgan Stanley	(4,803)	(400,124)	(357,775)	41,097

		(267,672)	(11,597,741)	(9,693,043)	1,820,476

Energy
Antero Resources Corp.	Morgan Stanley	(33,019)	(100,479)	(83,868)	16,320
Archrock, Inc.	Morgan Stanley	(25,110)	(248,817)	(162,964)	76,175
Cabot Oil & Gas Corp.	Morgan Stanley	(37,509)	(737,464)	(644,405)	89,983
Cimarex Energy Co.	Morgan Stanley	(4,911)	(221,290)	(135,003)	82,555
Comstock Resources, Inc.	Morgan Stanley	(290)	(1,241)	(1,270)	(21)
Delek US Holdings, Inc.	Morgan Stanley	(58,902)	(1,023,709)	(1,025,484)	(24,627)
Diamondback Energy, Inc.	Morgan Stanley	(31,150)	(2,813,246)	(1,302,693)	1,473,759
Enbridge, Inc. (Canada)	Morgan Stanley	(7,242)	(238,528)	(220,302)	20,254
EQT Corp.	Morgan Stanley	(81,963)	(1,066,194)	(975,360)	87,480
Equitrans Midstream Corp.	Morgan Stanley	(162,485)	(2,125,015)	(1,350,250)	618,850
Hess Corp.	Morgan Stanley	(14,300)	(965,608)	(740,883)	212,563
Liberty Oilfield Services, Inc., Class A	Morgan Stanley	(961)	(5,658)	(5,266)	386
Marathon Oil Corp.	Morgan Stanley	(50,825)	(517,630)	(311,049)	204,959
National Energy Services Reunited Corp. (British Virgin Islands)	Morgan Stanley	(1,492)	(7,666)	(10,265)	(2,611)
NexGen Energy Ltd. (Canada)	Morgan Stanley	(746)	(991)	(962)	37
NexTier Oilfield Solutions, Inc.	Morgan Stanley	(2,201)	(5,851)	(5,392)	452
Noble Energy, Inc.	Morgan Stanley	(40,731)	(864,360)	(364,950)	490,302
Northern Oil and Gas, Inc.	Morgan Stanley	(235,065)	(452,533)	(197,196)	253,920
Occidental Petroleum Corp.	Morgan Stanley	(56,189)	(1,528,649)	(1,028,259)	463,714
Oceaneering International, Inc.	Morgan Stanley	(2,551)	(15,908)	(16,301)	(431)
ONEOK, Inc.	Morgan Stanley	(10,384)	(749,141)	(344,956)	382,775
Par Pacific Holdings, Inc.	Morgan Stanley	(30,495)	(660,217)	(274,150)	383,994
Parsley Energy, Inc., Class A	Morgan Stanley	(76,998)	(743,692)	(822,339)	(83,936)
PDC Energy, Inc.	Morgan Stanley	(8,406)	(116,824)	(104,571)	11,896
Pembina Pipeline Corp. (Canada)	Morgan Stanley	(18,049)	(517,973)	(451,225)	54,100
Pioneer Natural Resources Co.	Morgan Stanley	(4,152)	(573,283)	(405,650)	161,267
REX American Resources Corp.	Morgan Stanley	(2)	(136)	(139)	(28)
RPC, Inc.	Morgan Stanley	(57,374)	(257,993)	(176,712)	80,478
SFL Corp. Ltd. (Bermuda)	Morgan Stanley	(50,747)	(695,741)	(471,440)	156,146
Southwestern Energy Co.	Morgan Stanley	(612,488)	(1,477,837)	(1,567,969)	(94,786)
Talos Energy, Inc.	Morgan Stanley	(4,488)	(54,334)	(41,290)	12,885

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Energy — (continued)
Targa Resources Corp.	Morgan Stanley	(29,737)	$(1,165,230)	$(596,821)	$518,255
TC Energy Corp. (Canada)	Morgan Stanley	(33,168)	(1,496,682)	(1,421,580)	51,397
WPX Energy, Inc.	Morgan Stanley	(70,799)	(567,502)	(451,698)	114,025

		(1,854,929)	(22,017,422)	(15,712,662)	5,812,487

Food & Staples Retailing
Grocery Outlet Holding Corp.	Morgan Stanley	(134)	(5,484)	(5,467)	11
Performance Food Group Co.	Morgan Stanley	(17,869)	(474,385)	(520,703)	(47,804)
PriceSmart, Inc.	Morgan Stanley	(8,929)	(550,251)	(538,687)	6,517
US Foods Holding Corp.	Morgan Stanley	(17,531)	(716,871)	(345,711)	368,908

		(44,463)	(1,746,991)	(1,410,568)	327,632

Food, Beverage & Tobacco
B&G Foods, Inc.	Morgan Stanley	(15,668)	(274,314)	(381,986)	(137,396)
Boston Beer Co., Inc. (The), Class A	Morgan Stanley	(186)	(82,074)	(99,817)	(20,184)
Calavo Growers, Inc.	Morgan Stanley	(6,645)	(479,465)	(418,037)	57,119
Fresh Del Monte Produce, Inc. (Cayman Islands)	Morgan Stanley	(11,022)	(292,855)	(271,362)	18,045
Freshpet, Inc.	Morgan Stanley	(4,931)	(241,288)	(412,527)	(176,288)
Hain Celestial Group, Inc. (The)	Morgan Stanley	(2,935)	(60,901)	(92,482)	(33,355)
Hostess Brands, Inc.	Morgan Stanley	(22,576)	(270,681)	(275,879)	(6,041)
J&J Snack Foods Corp.	Morgan Stanley	(1,010)	(185,484)	(128,401)	54,629
MGP Ingredients, Inc.	Morgan Stanley	(9,319)	(458,338)	(342,054)	111,732
Pilgrim’s Pride Corp.	Morgan Stanley	(17,577)	(365,229)	(296,876)	67,430
Primo Water Corp. (Canada)	Morgan Stanley	(69,922)	(924,812)	(961,430)	(48,477)
Sanderson Farms, Inc.	Morgan Stanley	(3,945)	(493,682)	(457,186)	34,949
Simply Good Foods Co. (The)	Morgan Stanley	(30,096)	(713,492)	(559,184)	152,067
Universal Corp.	Morgan Stanley	(4,750)	(224,494)	(201,923)	20,606

		(200,582)	(5,067,109)	(4,899,144)	94,836

Health Care Equipment & Services
1Life Healthcare, Inc.	Morgan Stanley	(5,094)	(128,791)	(185,014)	(59,995)
ABIOMED, Inc.	Morgan Stanley	(2,563)	(489,343)	(619,118)	(137,486)
Acadia Healthcare Co., Inc.	Morgan Stanley	(7,425)	(229,569)	(186,516)	42,340
Align Technology, Inc.	Morgan Stanley	(1,338)	(370,175)	(367,201)	1,559
Amedisys, Inc.	Morgan Stanley	(2,147)	(409,024)	(426,265)	(18,521)
Avanos Medical, Inc.	Morgan Stanley	(12,186)	(441,147)	(358,147)	81,620
Axogen, Inc.	Morgan Stanley	(30,816)	(470,818)	(284,740)	184,603
BioTelemetry, Inc.	Morgan Stanley	(11,857)	(542,246)	(535,818)	3,208
Brookdale Senior Living, Inc.	Morgan Stanley	(36,162)	(196,654)	(106,678)	89,367
Cantel Medical Corp.	Morgan Stanley	(27,164)	(2,216,787)	(1,201,464)	1,005,748
Cardiovascular Systems, Inc.	Morgan Stanley	(6,394)	(308,020)	(201,731)	105,329
Centene Corp.	Morgan Stanley	(11,290)	(738,800)	(717,479)	19,688
Cooper Cos., Inc. (The)	Morgan Stanley	(2,733)	(816,310)	(775,188)	38,557
Covetrus, Inc.	Morgan Stanley	(10,597)	(100,492)	(189,580)	(95,835)
Encompass Health Corp.	Morgan Stanley	(13,974)	(1,032,942)	(865,410)	157,117
Ensign Group, Inc. (The)	Morgan Stanley	(3,150)	(150,863)	(131,828)	18,927
Evolent Health, Inc., Class A	Morgan Stanley	(39,408)	(313,688)	(280,585)	32,124

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Health Care Equipment & Services — (continued)
GenMark Diagnostics, Inc.	Morgan Stanley	(10,907)	$(104,287)	$(160,442)	$(56,473)
Glaukos Corp.	Morgan Stanley	(25,090)	(1,371,119)	(963,958)	402,578
HealthEquity, Inc.	Morgan Stanley	(12,905)	(926,174)	(757,136)	166,126
HMS Holdings Corp.	Morgan Stanley	(584)	(18,265)	(18,916)	(697)
ICU Medical, Inc.	Morgan Stanley	(1,069)	(222,018)	(197,027)	25,699
IDEXX Laboratories, Inc.	Morgan Stanley	(553)	(179,187)	(182,578)	(3,945)
Inovalon Holdings, Inc., Class A	Morgan Stanley	(4,926)	(88,996)	(94,875)	(6,148)
LeMaitre Vascular, Inc.	Morgan Stanley	(11)	(292)	(290)	13
LHC Group, Inc.	Morgan Stanley	(6,844)	(1,009,700)	(1,193,046)	(186,522)
LivaNova PLC (United Kingdom)	Morgan Stanley	(9,313)	(478,175)	(448,235)	28,442
Meridian Bioscience, Inc.	Morgan Stanley	(3,306)	(38,818)	(76,997)	(38,782)
Merit Medical Systems, Inc.	Morgan Stanley	(17,021)	(591,660)	(777,009)	(191,922)
Mesa Laboratories, Inc.	Morgan Stanley	(1,245)	(291,837)	(269,916)	20,739
Neogen Corp.	Morgan Stanley	(141)	(10,591)	(10,942)	(372)
Novocure Ltd. (Jersey)	Morgan Stanley	(258)	(15,033)	(15,299)	(302)
NuVasive, Inc.	Morgan Stanley	(2,152)	(135,395)	(119,780)	17,777
OraSure Technologies, Inc.	Morgan Stanley	(8,024)	(120,968)	(93,319)	27,357
OrthoPediatrics Corp.	Morgan Stanley	(40)	(1,660)	(1,750)	(84)
Penumbra, Inc.	Morgan Stanley	(3,912)	(679,173)	(699,544)	(22,504)
PetIQ, Inc.	Morgan Stanley	(24,302)	(732,595)	(846,682)	(116,388)
Phreesia, Inc.	Morgan Stanley	(24)	(667)	(679)	(2)
Providence Service Corp. (The)	Morgan Stanley	(5,106)	(313,294)	(402,914)	(90,736)
RadNet, Inc.	Morgan Stanley	(13,954)	(199,673)	(221,450)	(22,479)
Simulations Plus, Inc.	Morgan Stanley	(1,310)	(68,598)	(78,364)	(9,971)
STAAR Surgical Co.	Morgan Stanley	(6,049)	(243,349)	(372,255)	(130,322)
Tabula Rasa HealthCare, Inc.	Morgan Stanley	(9,492)	(540,441)	(519,497)	19,250
Tactile Systems Technology, Inc.	Morgan Stanley	(928)	(38,845)	(38,447)	287
US Physical Therapy, Inc.	Morgan Stanley	(5,927)	(777,843)	(480,205)	291,613
Vocera Communications, Inc.	Morgan Stanley	(24,776)	(596,182)	(525,251)	69,060
Zynex, Inc.	Morgan Stanley	(9,624)	(205,085)	(239,349)	(34,900)

		(434,091)	(18,955,589)	(17,238,914)	1,624,742

Household & Personal Products
BellRing Brands, Inc., Class A	Morgan Stanley	(3,651)	(61,217)	(72,801)	(11,782)
Central Garden & Pet Co., Class A	Morgan Stanley	(16,392)	(427,516)	(553,886)	(128,913)
Coty, Inc., Class A	Morgan Stanley	(6,087)	(27,877)	(27,209)	1,334
Energizer Holdings, Inc.	Morgan Stanley	(4,113)	(214,453)	(195,326)	17,969
Inter Parfums, Inc.	Morgan Stanley	(14)	(670)	(674)	6
WD-40 Co.	Morgan Stanley	(2,152)	(405,105)	(426,742)	(24,549)

		(32,409)	(1,136,838)	(1,276,638)	(145,935)

Materials
Alamos Gold, Inc., Class A (Canada)	Morgan Stanley	(19,283)	(148,610)	(180,875)	(32,920)
Albemarle Corp.	Morgan Stanley	(8,564)	(629,004)	(661,226)	(46,344)
Balchem Corp.	Morgan Stanley	(2,494)	(241,085)	(236,581)	3,479
Berry Global Group, Inc.	Morgan Stanley	(10,269)	(487,254)	(455,122)	32,796
Cleveland-Cliffs, Inc.	Morgan Stanley	(168,422)	(1,148,119)	(929,689)	198,126
Eagle Materials, Inc.	Morgan Stanley	(157)	(11,011)	(11,024)	(36)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Materials — (continued)
Equinox Gold Corp. (Canada)	Morgan Stanley	(29,048)	$(285,855)	$(325,919)	$(40,954)
Fortuna Silver Mines, Inc. (Canada)	Morgan Stanley	(202,480)	(733,334)	(1,030,623)	(305,333)
GCP Applied Technologies, Inc.	Morgan Stanley	(9,725)	(196,335)	(180,691)	15,037
Greif, Inc., Class A	Morgan Stanley	(3,488)	(131,358)	(120,022)	7,780
H.B. Fuller Co.	Morgan Stanley	(620)	(27,612)	(27,652)	558
Hudbay Minerals, Inc. (Canada)	Morgan Stanley	(12,160)	(29,057)	(36,845)	(7,868)
IAMGOLD Corp. (Canada)	Morgan Stanley	(24,704)	(96,840)	(97,581)	(993)
Kinross Gold Corp. (Canada)	Morgan Stanley	(112,014)	(791,097)	(808,741)	(20,130)
Kirkland Lake Gold Ltd. (Canada)	Morgan Stanley	(47,008)	(1,850,783)	(1,938,610)	(100,629)
Kronos Worldwide, Inc.	Morgan Stanley	(71)	(725)	(739)	(4)
Livent Corp.	Morgan Stanley	(136,151)	(1,027,846)	(838,690)	185,923
Louisiana-Pacific Corp.	Morgan Stanley	(38,483)	(1,048,741)	(987,089)	40,680
Methanex Corp. (Canada)	Morgan Stanley	(11,296)	(251,816)	(204,232)	44,413
Mosaic Co. (The)	Morgan Stanley	(59,653)	(681,972)	(746,259)	(69,333)
Myers Industries, Inc.	Morgan Stanley	(614)	(8,236)	(8,934)	(761)
New Gold, Inc. (Canada)	Morgan Stanley	(113,407)	(111,245)	(153,099)	(42,194)
Norbord, Inc. (Canada)	Morgan Stanley	(791)	(25,098)	(18,043)	6,842
O-I Glass, Inc.	Morgan Stanley	(22,441)	(246,789)	(201,520)	43,892
Olin Corp.	Morgan Stanley	(9,682)	(116,624)	(111,246)	3,963
PH Glatfelter Co.	Morgan Stanley	(11,860)	(167,107)	(190,353)	(28,695)
PQ Group Holdings, Inc.	Morgan Stanley	(447)	(5,787)	(5,918)	(138)
Quaker Chemical Corp.	Morgan Stanley	(2,817)	(472,736)	(522,976)	(55,625)
Ranpak Holdings Corp.	Morgan Stanley	(387)	(2,951)	(2,879)	75
Schnitzer Steel Industries, Inc., Class A	Morgan Stanley	(561)	(9,646)	(9,896)	(268)
Schweitzer-Mauduit International, Inc.	Morgan Stanley	(92)	(2,981)	(3,074)	(90)
Teck Resources Ltd., Class B (Canada)	Morgan Stanley	(14,420)	(269,437)	(150,256)	116,529
Tronox Holdings PLC, Class A (United Kingdom)	Morgan Stanley	(71,576)	(635,892)	(516,779)	104,632
United States Steel Corp.	Morgan Stanley	(84,914)	(1,011,406)	(613,079)	389,822
Vulcan Materials Co.	Morgan Stanley	(4,357)	(480,850)	(504,758)	(27,556)
Warrior Met Coal, Inc.	Morgan Stanley	(19,989)	(306,025)	(307,631)	(3,425)
Westlake Chemical Corp.	Morgan Stanley	(8,244)	(497,066)	(442,291)	49,222
WR Grace & Co.	Morgan Stanley	(4,424)	(219,080)	(224,783)	(7,755)

		(1,267,113)	(14,407,410)	(13,805,725)	452,718

Media & Entertainment
ANGI Homeservices, Inc., Class A	Morgan Stanley	(21,223)	(181,573)	(257,859)	(78,742)
Eventbrite, Inc., Class A	Morgan Stanley	(14,192)	(131,170)	(121,625)	9,143
EW Scripps Co. (The), Class A	Morgan Stanley	(20,703)	(257,264)	(181,151)	71,508
Glu Mobile, Inc.	Morgan Stanley	(39,731)	(375,704)	(368,306)	6,020
Gray Television, Inc.	Morgan Stanley	(3,932)	(68,627)	(54,851)	13,570
John Wiley & Sons, Inc., Class A	Morgan Stanley	(1,889)	(73,923)	(73,671)	31
Madison Square Garden Sports Corp.	Morgan Stanley	(3,207)	(574,514)	(471,076)	101,635
Marcus Corp. (The)	Morgan Stanley	(3,102)	(105,809)	(41,164)	63,300
Meredith Corp.	Morgan Stanley	(24,083)	(844,026)	(350,408)	470,185
Nexstar Media Group, Inc., Class A	Morgan Stanley	(11,869)	(1,331,582)	(993,317)	321,241
Roku, Inc.	Morgan Stanley	(690)	(80,362)	(80,406)	(286)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Media & Entertainment — (continued)
Sciplay Corp., Class A	Morgan Stanley	(1,078)	$(15,717)	$(15,987)	$(308)
Sinclair Broadcast Group, Inc., Class A	Morgan Stanley	(57,586)	(1,976,133)	(1,063,037)	879,426
TEGNA, Inc.	Morgan Stanley	(66,235)	(1,132,998)	(737,858)	382,650
ViacomCBS, Inc., Class B	Morgan Stanley	(41,394)	(760,933)	(965,308)	(246,730)
WideOpenWest, Inc.	Morgan Stanley	(15,394)	(87,595)	(81,126)	6,204
World Wrestling Entertainment, Inc., Class A	Morgan Stanley	(34,827)	(2,168,779)	(1,513,233)	636,644

		(361,135)	(10,166,709)	(7,370,383)	2,635,491

Pharmaceuticals, Biotechnology & Life Sciences
Aerie Pharmaceuticals, Inc.	Morgan Stanley	(3,896)	(57,310)	(57,505)	(364)
Agenus, Inc.	Morgan Stanley	(20,057)	(77,144)	(78,824)	(1,912)
Akcea Therapeutics, Inc.	Morgan Stanley	(1,007)	(14,911)	(13,796)	1,079
Akebia Therapeutics, Inc.	Morgan Stanley	(11,271)	(86,122)	(153,060)	(69,244)
Alector, Inc.	Morgan Stanley	(6,503)	(165,515)	(158,933)	6,071
Alkermes PLC (Ireland)	Morgan Stanley	(15,524)	(244,362)	(301,243)	(57,735)
Allogene Therapeutics, Inc.	Morgan Stanley	(4,642)	(131,811)	(198,770)	(67,579)
Amgen, Inc.	Morgan Stanley	(3,352)	(783,035)	(790,603)	(10,028)
ANI Pharmaceuticals, Inc.	Morgan Stanley	(4,505)	(321,234)	(145,692)	174,650
Apellis Pharmaceuticals, Inc.	Morgan Stanley	(6,165)	(195,763)	(201,349)	(6,192)
Arena Pharmaceuticals, Inc.	Morgan Stanley	(3,840)	(197,770)	(241,728)	(45,785)
Arvinas, Inc.	Morgan Stanley	(4,579)	(151,689)	(153,580)	(2,358)
Aurinia Pharmaceuticals, Inc. (Canada)	Morgan Stanley	(11,890)	(166,850)	(193,213)	(26,877)
Avrobio, Inc.	Morgan Stanley	(272)	(5,079)	(4,746)	329
BELLUS Health, Inc. (Canada)	Morgan Stanley	(850)	(8,637)	(8,747)	(125)
Bluebird Bio, Inc.	Morgan Stanley	(11,890)	(1,148,003)	(725,766)	421,567
Bridgebio Pharma, Inc.	Morgan Stanley	(6,915)	(211,204)	(225,498)	(14,949)
Cara Therapeutics, Inc.	Morgan Stanley	(5,090)	(87,298)	(87,039)	(48)
CareDx, Inc.	Morgan Stanley	(6,090)	(133,092)	(215,769)	(86,979)
Codexis, Inc.	Morgan Stanley	(23,514)	(326,963)	(268,060)	57,883
Deciphera Pharmaceuticals, Inc.	Morgan Stanley	(4,715)	(212,149)	(281,580)	(71,778)
Denali Therapeutics, Inc.	Morgan Stanley	(10,674)	(214,907)	(258,097)	(43,857)
Dicerna Pharmaceuticals, Inc.	Morgan Stanley	(4,471)	(94,250)	(113,563)	(19,599)
Eagle Pharmaceuticals, Inc.	Morgan Stanley	(16)	(756)	(768)	(47)
Eidos Therapeutics, Inc.	Morgan Stanley	(713)	(33,194)	(33,989)	(888)
Eli Lilly & Co.	Morgan Stanley	(3,660)	(588,759)	(600,899)	(13,987)
Emergent BioSolutions, Inc.	Morgan Stanley	(2,559)	(144,125)	(202,366)	(58,706)
Endo International PLC (Ireland)	Morgan Stanley	(22,620)	(141,805)	(77,587)	63,783
Epizyme, Inc.	Morgan Stanley	(8,364)	(164,210)	(134,326)	29,377
Esperion Therapeutics, Inc.	Morgan Stanley	(6,454)	(282,530)	(331,155)	(49,844)
Exelixis, Inc.	Morgan Stanley	(10,302)	(261,564)	(244,569)	16,180
FibroGen, Inc.	Morgan Stanley	(9,858)	(362,079)	(399,545)	(38,597)
Flexion Therapeutics, Inc.	Morgan Stanley	(4,580)	(54,276)	(60,227)	(6,214)
Gossamer Bio, Inc.	Morgan Stanley	(8,285)	(117,886)	(107,705)	9,810
Horizon Therapeutics PLC (Ireland)	Morgan Stanley	(10,126)	(483,081)	(562,803)	(81,235)
Intersect ENT, Inc.	Morgan Stanley	(9,852)	(178,933)	(133,396)	44,953
Invitae Corp.	Morgan Stanley	(7,811)	(132,486)	(236,595)	(119,777)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Ionis Pharmaceuticals, Inc.	Morgan Stanley	(13,812)	$(779,046)	$(814,355)	$(37,758)
Iovance Biotherapeutics, Inc. Com	Morgan Stanley	(7,329)	(218,184)	(201,181)	16,326
Ligand Pharmaceuticals, Inc.	Morgan Stanley	(4,872)	(542,204)	(544,933)	(4,719)
Luminex Corp.	Morgan Stanley	(11,371)	(235,482)	(369,899)	(141,256)
MeiraGTx Holdings PLC (Cayman Islands)	Morgan Stanley	(9)	(115)	(113)	14
Mirum Pharmaceuticals, Inc.	Morgan Stanley	(5)	(99)	(97)	14
Molecular Templates, Inc.	Morgan Stanley	(1,375)	(20,936)	(18,961)	1,920
Myovant Sciences Ltd. (Bermuda)	Morgan Stanley	(9,438)	(102,022)	(194,612)	(93,485)
Myriad Genetics, Inc.	Morgan Stanley	(41,268)	(1,170,906)	(467,979)	699,242
NanoString Technologies, Inc.	Morgan Stanley	(8,979)	(234,120)	(263,534)	(30,140)
NeoGenomics, Inc.	Morgan Stanley	(12,192)	(339,357)	(377,708)	(39,410)
Pacific Biosciences of California, Inc.	Morgan Stanley	(126,198)	(692,827)	(435,383)	255,268
Pacira BioSciences, Inc.	Morgan Stanley	(629)	(32,652)	(33,004)	(443)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(18,277)	(1,088,820)	(1,010,170)	67,602
PRA Health Sciences, Inc.	Morgan Stanley	(3,263)	(312,708)	(317,457)	(6,367)
Prevail Therapeutics, Inc.	Morgan Stanley	(509)	(8,244)	(7,584)	645
Principia Biopharma, Inc.	Morgan Stanley	(3,696)	(198,340)	(220,984)	(23,323)
Prothena Corp. PLC (Ireland)	Morgan Stanley	(74)	(758)	(774)	(7)
PTC Therapeutics, Inc.	Morgan Stanley	(10,188)	(498,672)	(516,939)	(19,830)
Reata Pharmaceuticals, Inc., Class A	Morgan Stanley	(2,406)	(400,206)	(375,384)	23,571
REGENXBIO, Inc.	Morgan Stanley	(16,274)	(593,869)	(599,371)	(7,404)
Revance Therapeutics, Inc.	Morgan Stanley	(8,618)	(100,919)	(210,452)	(115,462)
Rubius Therapeutics, Inc.	Morgan Stanley	(5,120)	(38,598)	(30,618)	7,848
Sage Therapeutics, Inc.	Morgan Stanley	(2,752)	(188,392)	(114,428)	74,165
Sangamo Therapeutics, Inc.	Morgan Stanley	(7,812)	(84,240)	(69,996)	13,990
Scholar Rock Holding Corp.	Morgan Stanley	(9)	(163)	(164)	10
Supernus Pharmaceuticals, Inc.	Morgan Stanley	(5,060)	(112,351)	(120,175)	(8,493)
Syneos Health, Inc.	Morgan Stanley	(8,263)	(502,651)	(481,320)	19,756
Theravance Biopharma, Inc. (Cayman Islands)	Morgan Stanley	(6,596)	(147,461)	(138,450)	8,558
Thermo Fisher Scientific, Inc.	Morgan Stanley	(226)	(79,342)	(81,889)	(2,786)
Tricida, Inc.	Morgan Stanley	(8,162)	(286,791)	(224,292)	61,606
Ultragenyx Pharmaceutical, Inc.	Morgan Stanley	(1,598)	(83,779)	(124,996)	(41,469)
Veracyte, Inc.	Morgan Stanley	(257)	(6,243)	(6,656)	(421)
Xencor, Inc.	Morgan Stanley	(7,489)	(268,765)	(242,569)	25,183
ZIOPHARM Oncology, Inc.	Morgan Stanley	(29,004)	(126,865)	(95,133)	31,343
Zymeworks, Inc. (Canada)	Morgan Stanley	(13,488)	(482,476)	(486,512)	(5,548)

		(673,530)	(17,959,385)	(17,201,163)	659,718

Retailing
Abercrombie & Fitch Co., Class A	Morgan Stanley	(65,948)	(1,140,588)	(701,687)	410,893
Advance Auto Parts, Inc.	Morgan Stanley	(4,436)	(638,478)	(631,908)	1,599
American Eagle Outfitters, Inc.	Morgan Stanley	(3,010)	(33,379)	(32,809)	476
At Home Group, Inc.	Morgan Stanley	(4,273)	(30,274)	(27,732)	2,458
Bed Bath & Beyond, Inc.	Morgan Stanley	(71,016)	(1,119,547)	(752,770)	351,182

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Retailing — (continued)
Boot Barn Holdings, Inc.	Morgan Stanley	(27,483)	$(1,090,389)	$(592,533)	$494,425
Burlington Stores, Inc.	Morgan Stanley	(1,802)	(380,941)	(354,868)	25,248
Core-Mark Holding Co., Inc.	Morgan Stanley	(6,672)	(175,840)	(166,500)	7,610
Designer Brands, Inc., Class A	Morgan Stanley	(428)	(2,734)	(2,898)	(161)
Dick’s Sporting Goods, Inc.	Morgan Stanley	(15,757)	(649,149)	(650,134)	(11,353)
Five Below, Inc.	Morgan Stanley	(5,280)	(669,104)	(564,485)	107,675
Grubhub, Inc.	Morgan Stanley	(5,735)	(368,818)	(403,170)	(38,798)
Hudson Ltd., Class A (Bermuda)	Morgan Stanley	(554)	(2,806)	(2,698)	111
Lithia Motors, Inc., Class A	Morgan Stanley	(1,810)	(182,573)	(273,907)	(92,427)
Monro, Inc.	Morgan Stanley	(17,856)	(1,176,937)	(981,009)	184,329
Nordstrom, Inc.	Morgan Stanley	(6,562)	(119,278)	(101,645)	18,582
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	(1,756)	(179,004)	(171,473)	6,995
Quotient Technology, Inc.	Morgan Stanley	(7,026)	(49,872)	(51,430)	(1,711)
Qurate Retail, Inc.	Morgan Stanley	(32,324)	(237,728)	(307,078)	(71,414)
Sally Beauty Holdings, Inc.	Morgan Stanley	(20,525)	(239,922)	(257,178)	(19,117)
Stitch Fix, Inc., Class A	Morgan Stanley	(9,694)	(235,917)	(241,768)	(6,585)
Tiffany & Co.	Morgan Stanley	(8,535)	(1,032,172)	(1,040,758)	(14,087)
TJX Cos., Inc. (The)	Morgan Stanley	(6,209)	(344,222)	(313,927)	30,462
Urban Outfitters, Inc.	Morgan Stanley	(45,047)	(1,267,411)	(685,615)	577,806

		(369,738)	(11,367,083)	(9,309,980)	1,964,198

Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc.	Morgan Stanley	(12,571)	(802,655)	(852,188)	(55,014)
Ambarella, Inc. (Cayman Islands)	Morgan Stanley	(127)	(5,660)	(5,817)	(163)
Analog Devices, Inc.	Morgan Stanley	(9,595)	(1,136,492)	(1,176,731)	(45,832)
CEVA, Inc.	Morgan Stanley	(3,305)	(100,449)	(123,673)	(23,872)
Cree, Inc.	Morgan Stanley	(16,145)	(783,760)	(955,622)	(184,072)
Entegris, Inc.	Morgan Stanley	(9,011)	(503,884)	(532,100)	(33,952)
First Solar, Inc.	Morgan Stanley	(1,296)	(73,166)	(64,152)	12,501
Ichor Holdings Ltd. (Cayman Islands)	Morgan Stanley	(2,307)	(54,085)	(61,320)	(7,394)
MaxLinear, Inc.	Morgan Stanley	(21,284)	(418,342)	(456,755)	(40,458)
Microchip Technology, Inc.	Morgan Stanley	(710)	(74,504)	(74,770)	(489)
ON Semiconductor Corp.	Morgan Stanley	(17,242)	(358,772)	(341,736)	15,915
Onto Innovation, Inc.	Morgan Stanley	(6,957)	(232,231)	(236,816)	(5,312)
QUALCOMM, Inc.	Morgan Stanley	(14,357)	(1,260,361)	(1,309,502)	(53,499)
Rambus, Inc.	Morgan Stanley	(11,307)	(138,484)	(171,866)	(35,196)
Semtech Corp.	Morgan Stanley	(6,538)	(344,262)	(341,414)	1,299
Teradyne, Inc.	Morgan Stanley	(8,902)	(704,118)	(752,308)	(50,402)
Universal Display Corp.	Morgan Stanley	(1,345)	(217,227)	(201,239)	16,531

		(142,999)	(7,208,452)	(7,658,009)	(489,409)

Software & Services
8x8, Inc.	Morgan Stanley	(89,501)	(2,044,354)	(1,432,016)	605,896
Akamai Technologies, Inc.	Morgan Stanley	(2,125)	(222,588)	(227,566)	(5,669)
Altair Engineering, Inc., Class A	Morgan Stanley	(8,920)	(329,037)	(354,570)	(27,134)
Aspen Technology, Inc.	Morgan Stanley	(755)	(82,591)	(78,226)	4,213
Avaya Holdings Corp.	Morgan Stanley	(54,400)	(727,145)	(672,384)	52,792
Benefitfocus, Inc.	Morgan Stanley	(33,363)	(835,367)	(358,986)	473,756

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Software & Services — (continued)
BlackBerry Ltd. (Canada)	Morgan Stanley	(103,845)	$(710,725)	$(507,802)	$201,919
Booz Allen Hamilton Holding Corp.	Morgan Stanley	(9,225)	(728,017)	(717,613)	5,518
Ceridian HCM Holding, Inc.	Morgan Stanley	(3,525)	(263,646)	(279,427)	(17,001)
CommVault Systems, Inc.	Morgan Stanley	(8,284)	(318,674)	(320,591)	(2,911)
Conduent, Inc.	Morgan Stanley	(156,268)	(1,017,548)	(373,480)	640,866
CSG Systems International, Inc.	Morgan Stanley	(1,955)	(90,163)	(80,917)	8,527
Digital Turbine, Inc.	Morgan Stanley	(15,008)	(148,559)	(188,651)	(40,548)
DXC Technology Co.	Morgan Stanley	(42,415)	(773,724)	(699,847)	70,374
Endurance International Group Holdings, Inc.	Morgan Stanley	(1,030)	(3,795)	(4,151)	(356)
Envestnet, Inc.	Morgan Stanley	(4,583)	(335,435)	(337,034)	(4,313)
Fidelity National Information Services, Inc.	Morgan Stanley	(11,487)	(1,538,843)	(1,540,292)	(9,518)
FireEye, Inc.	Morgan Stanley	(28,008)	(437,071)	(340,997)	94,705
ForeScout Technologies, Inc.	Morgan Stanley	(33,913)	(766,424)	(718,956)	45,061
Guidewire Software, Inc.	Morgan Stanley	(1,803)	(205,669)	(199,863)	5,615
I3 Verticals, Inc., Class A	Morgan Stanley	(86)	(2,580)	(2,602)	(18)
LivePerson, Inc.	Morgan Stanley	(14,921)	(551,487)	(618,177)	(75,120)
Manhattan Associates, Inc.	Morgan Stanley	(5,553)	(468,849)	(523,093)	(55,712)
ManTech International Corp., Class A	Morgan Stanley	(1,600)	(120,848)	(109,584)	10,488
MAXIMUS, Inc.	Morgan Stanley	(3,004)	(228,070)	(211,632)	13,270
Medallia, Inc.	Morgan Stanley	(13,591)	(360,014)	(343,037)	15,852
Nutanix, Inc., Class A	Morgan Stanley	(33,255)	(685,068)	(788,310)	(116,033)
Palo Alto Networks, Inc.	Morgan Stanley	(7,610)	(1,773,601)	(1,747,789)	19,834
Paysign, Inc.	Morgan Stanley	(397)	(3,782)	(3,855)	(73)
Perficient, Inc.	Morgan Stanley	(2,560)	(118,387)	(91,597)	26,606
Ping Identity Holding Corp.	Morgan Stanley	(6,556)	(148,864)	(210,382)	(64,777)
Proofpoint, Inc.	Morgan Stanley	(4,367)	(478,422)	(485,261)	(8,338)
PROS Holdings, Inc.	Morgan Stanley	(6,044)	(240,489)	(268,535)	(30,115)
Slack Technologies, Inc., Class A	Morgan Stanley	(21,693)	(682,852)	(674,435)	6,272
Smartsheet, Inc., Class A	Morgan Stanley	(7,107)	(331,278)	(361,888)	(31,644)
Switch, Inc., Class A	Morgan Stanley	(45,684)	(743,738)	(814,089)	(77,733)
Tenable Holdings, Inc.	Morgan Stanley	(3,074)	(71,365)	(91,636)	(21,158)
Tucows, Inc., Class A	Morgan Stanley	(1,833)	(96,682)	(105,068)	(8,679)
Upland Software, Inc.	Morgan Stanley	(3,197)	(105,238)	(111,128)	(6,210)
Varonis Systems, Inc.	Morgan Stanley	(3,063)	(217,863)	(271,014)	(56,832)
Verint Systems, Inc.	Morgan Stanley	(2,697)	(112,170)	(121,850)	(10,116)
Yext, Inc.	Morgan Stanley	(44,264)	(667,432)	(735,225)	(69,941)
Zuora, Inc., Class A	Morgan Stanley	(48,679)	(663,676)	(620,657)	38,589

		(891,248)	(20,452,130)	(18,744,213)	1,600,204

Technology Hardware & Equipment
3D Systems Corp.	Morgan Stanley	(10,568)	(85,284)	(73,870)	11,156
ADTRAN, Inc.	Morgan Stanley	(13,824)	(154,691)	(151,096)	(633)
CDW Corp.	Morgan Stanley	(6,848)	(788,124)	(795,601)	(10,675)
Celestica, Inc. (Canada)	Morgan Stanley	(24,113)	(169,189)	(164,692)	3,890
Ciena Corp.	Morgan Stanley	(2,794)	(149,135)	(151,323)	(2,647)

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Technology Hardware & Equipment — (continued)
CommScope Holding Co., Inc.	Morgan Stanley	(25,227)	$(323,611)	$(210,141)	$112,461
Dolby Laboratories, Inc., Class A	Morgan Stanley	(1,149)	(75,928)	(75,685)	15
Extreme Networks, Inc.	Morgan Stanley	(42,025)	(274,018)	(182,389)	90,874
Fabrinet (Cayman Islands)	Morgan Stanley	(7,630)	(484,095)	(476,265)	6,188
Fitbit, Inc., Class A	Morgan Stanley	(95,620)	(608,929)	(617,705)	(10,687)
Harmonic, Inc.	Morgan Stanley	(6,281)	(33,759)	(29,835)	3,830
II-VI, Inc.	Morgan Stanley	(8,283)	(310,650)	(391,123)	(90,139)
Infinera Corp.	Morgan Stanley	(139,105)	(756,267)	(823,502)	(69,610)
Insight Enterprises, Inc.	Morgan Stanley	(20,057)	(1,171,818)	(986,804)	181,326
Jabil, Inc.	Morgan Stanley	(5,259)	(165,929)	(168,709)	(5,689)
Littelfuse, Inc.	Morgan Stanley	(4,773)	(880,211)	(814,417)	56,900
MTS Systems Corp.	Morgan Stanley	(1,286)	(56,399)	(22,621)	33,226
NETGEAR, Inc.	Morgan Stanley	(6,157)	(163,827)	(159,405)	3,990
NetScout Systems, Inc.	Morgan Stanley	(5,080)	(133,319)	(129,845)	3,063
nLight, Inc.	Morgan Stanley	(22,617)	(363,229)	(503,454)	(142,214)
Novanta, Inc. (Canada)	Morgan Stanley	(3,585)	(318,860)	(382,770)	(66,960)
Plantronics, Inc.	Morgan Stanley	(22,097)	(275,372)	(324,384)	(50,062)
Plexus Corp.	Morgan Stanley	(4,341)	(273,709)	(306,301)	(33,444)
Rogers Corp.	Morgan Stanley	(663)	(72,614)	(82,610)	(10,213)
Stratasys Ltd. (Israel)	Morgan Stanley	(37,196)	(791,017)	(589,929)	198,603
ViaSat, Inc.	Morgan Stanley	(6,239)	(276,933)	(239,390)	36,680
Viavi Solutions, Inc.	Morgan Stanley	(9,413)	(122,027)	(119,922)	1,732
Western Digital Corp.	Morgan Stanley	(15,191)	(895,952)	(670,683)	202,180

		(547,421)	(10,174,896)	(9,644,471)	453,141

Telecommunication Services
Anterix, Inc.	Morgan Stanley	(18)	(817)	(816)	10
ATN International, Inc.	Morgan Stanley	(1,594)	(93,513)	(96,549)	(4,458)
Boingo Wireless, Inc.	Morgan Stanley	(37,174)	(507,442)	(495,158)	10,727
Shenandoah Telecommunications Co.	Morgan Stanley	(4,762)	(216,328)	(234,719)	(19,654)
United States Cellular Corp.	Morgan Stanley	(3,903)	(118,834)	(120,486)	(2,015)

		(47,451)	(936,934)	(947,728)	(15,390)

Transportation
Air Transport Services Group, Inc.	Morgan Stanley	(24,647)	(497,213)	(548,889)	(53,330)
Allegiant Travel Co.	Morgan Stanley	(2,952)	(461,635)	(322,388)	136,104
American Airlines Group, Inc.	Morgan Stanley	(45,948)	(698,470)	(600,540)	95,736
Atlas Air Worldwide Holdings, Inc.	Morgan Stanley	(2,125)	(60,079)	(91,439)	(35,592)
Delta Air Lines, Inc.	Morgan Stanley	(3,846)	(134,075)	(107,880)	35,746
FedEx Corp.	Morgan Stanley	(5,006)	(832,733)	(701,941)	120,003
Golden Ocean Group Ltd. (Bermuda)	Morgan Stanley	(505)	(2,003)	(1,959)	49
Hawaiian Holdings, Inc.	Morgan Stanley	(27,200)	(645,581)	(381,888)	256,801
Heartland Express, Inc.	Morgan Stanley	(7,722)	(160,683)	(160,772)	(982)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	(18,659)	(689,612)	(778,267)	(92,607)
Marten Transport Ltd.	Morgan Stanley	(4,489)	(99,559)	(112,943)	(13,906)
Matson, Inc.	Morgan Stanley	(13,142)	(473,811)	(382,432)	82,004
Ryder System, Inc.	Morgan Stanley	(36,753)	(1,770,647)	(1,378,605)	327,637

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (concluded)

Reference Entity	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)*
Transportation — (continued)
Saia, Inc.	Morgan Stanley	(3,208)	$(297,990)	$(356,665)	$(61,258)
SkyWest, Inc.	Morgan Stanley	(11,827)	(673,638)	(385,797)	281,232
Spirit Airlines, Inc.	Morgan Stanley	(23,123)	(319,797)	(411,589)	(92,791)
United Airlines Holdings, Inc.	Morgan Stanley	(18,067)	(629,950)	(625,299)	2,674
United Parcel Service, Inc., Class B	Morgan Stanley	(7,109)	(756,262)	(790,379)	(36,492)
Universal Logistics Holdings, Inc.	Morgan Stanley	(39)	(638)	(678)	(30)

		(256,367)	(9,204,376)	(8,140,350)	950,998

Utilities
Algonquin Power & Utilities Corp. (Canada)	Morgan Stanley	(4,595)	(62,599)	(59,459)	2,217
ALLETE, Inc.	Morgan Stanley	(7,616)	(528,001)	(415,910)	104,364
Avangrid, Inc.	Morgan Stanley	(5,972)	(300,813)	(250,705)	41,117
Black Hills Corp.	Morgan Stanley	(13,356)	(1,033,521)	(756,751)	254,757
California Water Service Group	Morgan Stanley	(134)	(6,103)	(6,392)	(296)
CenterPoint Energy, Inc.	Morgan Stanley	(21,655)	(621,546)	(404,299)	199,543
DTE Energy Co.	Morgan Stanley	(9,641)	(1,213,407)	(1,036,407)	150,611
Edison International	Morgan Stanley	(11,966)	(852,337)	(649,873)	183,142
Essential Utilities, Inc.	Morgan Stanley	(4,488)	(192,692)	(189,573)	2,522
Fortis, Inc. (Canada)	Morgan Stanley	(3,665)	(138,752)	(139,563)	(1,777)
New Jersey Resources Corp.	Morgan Stanley	(7,691)	(257,102)	(251,111)	3,374
NorthWestern Corp.	Morgan Stanley	(2,434)	(185,413)	(132,702)	48,927
Otter Tail Corp.	Morgan Stanley	(18)	(689)	(698)	1
Portland General Electric Co.	Morgan Stanley	(9,574)	(428,342)	(400,289)	23,221
Sempra Energy	Morgan Stanley	(660)	(83,620)	(77,372)	5,484
SJW Group.	Morgan Stanley	(1,797)	(107,653)	(111,612)	(4,806)
South Jersey Industries, Inc.	Morgan Stanley	(9,410)	(254,871)	(235,156)	14,585
Southwest Gas Holdings, Inc.	Morgan Stanley	(8,225)	(724,202)	(567,936)	141,621
Spire, Inc.	Morgan Stanley	(3,379)	(287,712)	(222,034)	58,320
Sunnova Energy International, Inc.	Morgan Stanley	(4,508)	(56,319)	(76,951)	(20,799)
Xcel Energy, Inc.	Morgan Stanley	(12,357)	(764,501)	(772,312)	(14,817)

		(143,141)	(8,100,195)	(6,757,105)	1,191,311

Total Reference Entity — Short			(209,193,809)	(186,213,442)	20,894,063

Net Value of Reference Entity			$(30,809,596)	$9,353,770	$39,798,088

*	Includes $(365,278) related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for a long common stock with an end of period value of $7,395 and total return swaps with end of period unrealized appreciation of $39,798,088, which are considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.